Risk management	12 Months Ended
Dec. 31, 2025
Risk management [abstract]
Risk management

Basis of disclosures (*)
The risk management section contains information relating to the nature and extent of the risks of financial instruments as required by International Financial Reporting Standards (IFRS) 7 ‘Financial
Instruments: Disclosures’. These disclosures are an integral part of the ING Group Consolidated financial statements and are indicated
by the symbol (*). This is applicable for the chapters, paragraphs, graphs, or tables within the risk management section that are indicated with this symbol in the respective headings or table header.
This risk management section includes additional disclosures beyond those required by IFRS, such as certain legal and regulatory disclosures. Not all information in this section can be reconciled back to the primary financial statements and corresponding notes, as it has been prepared using risk data that differs from the accounting basis of measurement. Disclosures in accordance with
Part Eight of the CRR3 and CRD VI, and as required by the
supervisory authority, are published in our ‘Additional Pillar III
Report’, which can be found on our corporate website ing.com.

Credit & counterparty risk categories (*)
In the table below, we describe the different types of credit and counterparty risk categories and include a reconciliation with the notes in the financial statements:
Credit risk appetite and concentration risk framework (*)
The credit risk appetite and concentration risk framework is designed to prevent undesired high levels of credit risk and credit concentrations within various levels of the ING portfolio. It is derived from the concepts of boundaries and instruments as described in the ING Risk Appetite Framework.
Credit risk appetite is the maximum level of credit risk ING is willing to accept for growth and value creation. The credit risk appetite is linked to the overall bank-wide framework and is expressed in quantitative and qualitative measures.
The credit risk appetite is set at different levels and dimensions within ING.
The credit risk appetite framework specifies the scope and focus of the credit risk ING is willing to take, as well the composition of the credit portfolio, including the concentration and diversification objectives across business lines, locations, sectors, and products.

Reconciliation between credit & counterparty risk categories and financial position (*)
Credit risk categories	Notes in the financial statements
Lending risk: The risk that the client (counterparty, corporate, or individual) does not pay the principal interest or fees on a loan when they are due, or on demand for letters of credit (LCs) and guarantees provided by ING.	2	Cash and balances with central banks
	3	Loans and advances to banks
	4	Financial assets at fair value through profit or loss
	5	Financial assets at fair value through other comprehensive income
	7	Loans and advances to customers
	41	Commitments
Investment risk: The credit default and risk rating migration risk that is associated with ING’s investments in bonds, commercial paper, equities, securitisations, and other similar publicly traded securities. This can be viewed as the potential loss that ING may incur from holding a position in underlying securities whose issuer's credit quality deteriorates or defaults.	4	Financial assets at fair value through profit or loss
	5	Financial assets at fair value through other comprehensive income
	6	Debt securities
Money market risk: This arises when ING places short-term deposits with a counterparty in order to manage excess liquidity. In the event of a counterparty default, ING may lose the deposit placed.	2	Cash and balances with central banks
	3	Loans and advances to banks
	7	Loans and advances to customers
Pre-settlement risk: This arises when a client defaults on a transaction before settlement and ING must replace the contract by a trade with another counterparty at the then prevailing (possibly unfavourable) market price. This credit risk category is associated with derivatives transactions (exchange-traded derivatives, over-the-counter (OTC) derivatives and securities financing transactions).	4	Financial assets at fair value through profit or loss
	14	Financial liabilities at fair value through profit or loss
	40	Offsetting financial assets and liabilities
Settlement risk: This arises when there is an exchange of value (funds or instruments) and receipt from its counterparty is not verified or expected until after ING has given irrevocable instructions to pay or has paid or delivered its side of the trade. The risk is that ING delivers but does not receive delivery from its counterparty.	4	Financial assets at fair value through profit or loss
	11	Other assets
	14	Financial liabilities at fair value through profit or loss
	16	Other liabilities
The credit concentration risk framework is composed of:
▪Country risk concentration:  Country risk is the risk that arises due to events in a specific country (or group of countries). To manage the maximum country loss ING is willing to accept, boundaries are approved by the SB. The estimated level is correlated to the risk rating assigned to a given country. Actual country limits are set by means of country instruments, which are monitored monthly and updated when needed. For countries with elevated levels of geopolitical or severe economic cycle risk, monitoring is performed on a more frequent basis, with strict pipeline and exposure management.
▪Single name concentration (including secondary risk): ING has an established credit concentration risk framework to identify, measure, and monitor single name concentration, including secondary risk. The same concept of boundaries and instruments is applicable.
▪Sector and product concentration  risk are managed via the credit risk appetite framework.
Credit risk portfolio (*)
Within ING, credit risk exposures are classified into four sources: 1)
Consumer Lending (to private individuals), 2) Business Lending, 3)
Investment and Money Market and 4) Pre-settlement. ING’s credit exposure is mainly related to lending to individuals (also referred to as consumer lending, all Retail) and businesses (referred to as business lending, both in Retail and Wholesale), followed by investments in bonds and securitised assets, and money market (Wholesale). Loans to individuals are mainly mortgage loans secured by residential property.
Loans (including guarantees issued) to businesses are often collateralised, but may be unsecured based on the internal analysis of the borrower’s creditworthiness. Bonds in the investment portfolio are generally unsecured, but predominantly consist of bonds issued by central governments and EU and/or OECD-based financial institutions. Secured bonds, such as mortgage-backed securities and asset-backed securities, are secured by the underlying diversified pool of assets (commercial or residential mortgages, car loans and/or other assets) held by the securities issuer. For money market, exposure is mainly deposits to central banks.
The last major credit risk source involves pre-settlement exposures which arise from trading activities, including derivatives, repurchase transactions and securities lending/borrowing transactions. This is also commonly referred to as counterparty credit risk.
Overall portfolio (*)
During 2025, ING’s portfolio size increased by €41.1 billion (4.3%) to
€1,002.9 billion outstanding. Foreign exchange rate changes had a €22.0 billion negative impact on the portfolio size, mainly driven by the depreciation of the US dollar which had an impact of €16.6 billion mainly in
Wholesale Banking. Following this, net growth in Wholesale Banking was
€4.4 billion. Retail Banking outstandings increased by €38.4 billion mainly due to underlying growth in residential mortgages.
Rating distribution (*)
Overall, the rating class distribution remained stable in 2025. The share of investment grade rating classes increased from 78.1% to 79.3%, while the share of non-investment grade decreased from 19.9% to 18.7%.
Performing restructuring outstandings remained constant at 0.6% of the total portfolio in 2025, whereas non-performing loans (calculated including Investment and Pre-Settlement exposures) decreased from 1.4%
to 1.3%.
With respect to the rating distribution within the business lines, in
Wholesale Banking, investment grade increased to 84.3% from 83.7%, while non-investment grade exposures decreased to 13.9% from 14.6%
compared to 2024. Performing restructuring assets increased from 0.6%
to 0.7% of total Wholesale Banking assets where non-performing loans for
Wholesale Banking decreased from 1.2% to 1.1%.
For Retail Banking, investment grade increased to 75.4% from 73.3%, while non-investment grade exposures decreased to 22.5% from 24.4% as compared to 2024. Performing restructuring decreased to 0.6% from 0.7%
whereas NPL remained constant at 1.5% in 2025.
Industry (*)
The industry breakdown is presented in accordance with the NAICS definition. The increase of €41.1 billion in total volume during 2025 was mainly due to the increase in Private Individuals (€28.7 billion) and Central
Governments (€13.4 billion) which was partially offset by the decrease in
Central Banks (€ 21.9 billion). The share of Private Individuals increased from 39.5% last year to 40.7%.
Portfolio analysis per business line (*)

Outstandings per line of business (*) [1,2,3]
in EUR million		Wholesale Banking		Retail Banking		Corporate line		Total
Rating class		2025	2024	2025	2024	2025	2024	2025	2024
Investment grade	1 (AAA)	43,030	53,363	34,022	29,151	27	1,790	77,079	84,304
	2-4 (AA)	70,691	72,462	68,484	63,187	1	4	139,175	135,653
	5-7 (A)	130,280	101,766	149,694	140,479	555	154	280,528	242,400
	8-10 (BBB)	119,661	129,429	175,823	155,375	3,240	3,662	298,724	288,466
Non-investment grade	11-13 (BB)	49,980	53,757	90,916	94,753			140,896	148,510
	14-16 (B)	8,900	7,396	33,663	31,165			42,563	38,561
	17 (CCC)	1,224	1,037	3,147	3,345	147	170	4,518	4,552
Performing Restructuring loans	18 (CC)	2,209	1,792	1,945	2,001			4,154	3,794
	19 (C)	637	560	1,678	1,760			2,315	2,321
Non-performing loans	20-22 (D)	4,602	5,204	8,393	8,100			12,995	13,303
Total		431,214	426,767	567,764	529,317	3,970	5,779	1,002,947	961,863

Industry
Private Individuals		1,893	2,116	406,589	377,712			408,482	379,827
Central Banks		40,270	61,091	15,713	15,044		1,785	55,983	77,919
Natural Resources		39,229	39,974	1,757	1,925			40,985	41,899
Real Estate		25,024	24,643	29,665	28,738			54,689	53,381
Commercial Banks		44,512	40,962	6,351	6,662	3,638	3,616	54,501	51,240
Non-Bank Financial Institutions		65,037	64,217	1,973	2,212	262	290	67,271	66,719
Central Governments		59,600	48,389	10,280	8,107	1	1	69,880	56,497
Transportation & Logistics		25,427	27,499	6,507	6,037			31,934	33,536
Utilities		26,378	25,517	2,431	2,196			28,809	27,713
Food, Beverages & Personal Care		13,798	13,827	11,298	10,419			25,096	24,246
Services		9,489	8,844	13,756	13,442	19	27	23,265	22,312
General Industries		13,235	10,512	9,655	8,812			22,890	19,324
Lower Public Administration		8,904	6,959	22,529	19,598			31,433	26,557
Other		58,418	52,218	29,261	28,412	50	62	87,730	80,691
Total		431,214	426,767	567,764	529,317	3,970	5,779	1,002,947	961,863

Outstandings per line of business (*) - continued [1,2,3]
	in EUR million	Wholesale Banking		Retail Banking		Corporate line		Total
	Region	2025	2024	2025	2024	2025	2024	2025	2024
Europe	Netherlands	35,165	44,421	180,030	164,590	526	1,903	215,720	210,913
	Belgium	25,786	26,506	99,055	95,584			124,841	122,091
	Germany	29,699	27,443	136,951	128,598	22	30	166,672	156,071
	Poland	23,740	21,190	34,223	30,946	3		57,966	52,136
	United Kingdom	30,475	28,257	252	265	78	91	30,805	28,613
	France	26,462	24,351	3,742	3,122	3	3	30,207	27,476
	Spain	15,568	11,990	31,015	28,507	38	36	46,620	40,533
	Luxembourg	28,844	26,176	4,587	5,139			33,431	31,314
	Rest of Europe	70,498	72,860	26,384	23,203	37	14	96,919	96,076
	America	83,269	86,402	2,304	2,402	201	232	85,775	89,037
	Asia	47,881	44,136	257	215	3,060	3,464	51,198	47,815
	Australia	11,673	10,887	48,938	46,723	1	8	60,613	57,618
	Africa	2,154	2,148	27	22			2,181	2,170
	Total	431,214	426,767	567,764	529,317	3,970	5,779	1,002,947	961,863
[1]Based on credit risk measurement contained in lending, pre-settlement, money market and investment activities.
[2]Based on the total amount of credit risk in the respective column using ING’s internal credit risk measurement methodologies. Economic sectors (industry) below 2% are not shown separately but grouped in Other.
[3]Geographical areas are based on country of residence, except for private individuals, for which the geographical areas are based on the primary country of risk.
Portfolio analysis per geographical area (*)
The portfolio analysis per geographical area re-emphasises the international distribution of ING’s credit portfolio. The Netherlands maintains the largest portfolio share in a single country with 21.5%
(2024: 21.9%) of the total amount, followed by Germany with 16.6%
(2024: 16.2%), and Belgium with 12.4% (2024: 12.7%).
In terms of region, the majority of the portfolio balance remained in
Europe with 80.1% (2024: 79.6%), followed by the Americas with 8.6%
(2024: 9.3%), and Australia with 6.0% (2024: 6.0%).
The top five countries within Rest of Europe based on outstandings were
Italy (€25.2 billion), Romania (€14.0 billion), Switzerland (€10.9 billion),
Türkiye (€9.7 billion) and Ireland (€5.2 billion).
The main contributors for the overall increase in outstanding are Germany
(€10.6 billion), Spain (€ 6.1 billion), Poland (€ 5.8 billion), and the
Netherlands (€4.8 billion).
Private Individuals remained the largest composition of portfolio balances for the Netherlands at 62.0% (2024: 58.3%), Belgium at 37.7%
(2024: 37.4%), Germany at 68.5% (2024: 68.8%), and Australia at 68.1%
(2024: 66.1%).The decrease in Central Banks is mainly attributed to  the
Netherlands (€13.8 billion), Belgium (€3.6 billion), and Asia (€3.1 billion).
In individual countries, the total share of investment grade/non-
investment grade remains substantial for the Netherlands at 98.5%
(2024: 98.5%), Germany at 98.7% (2024: 98.9%), and Belgium 96.8%
(2024: 96.6%).
In Europe, the increase in investment grade outstandings was mainly observed in  Germany (€11.9 billion), Spain (€ 8.4 billion), Poland (€ 5.2 billion), and France (€3.0 billion).
The net decrease in non-investment grade outstandings was mainly observed in Spain (€ 2.4 billion), America (€1.9 billion), and Germany (€1.7 billion).

Outstandings by economic sectors and geographical area (*) [1]
in EUR million	Region													Total
Industry	Netherlands	Belgium	Germany	Poland	Spain	United Kingdom	Luxembourg	France	Rest of Europe	America	Asia	Australia	Africa	2025
Private Individuals	133,644	47,047	114,235	18,871	29,412	117	2,734	2,038	18,761	183	128	41,294	20	408,482
Central Banks	8,742	6,621	13,938	1,499	577	3,791	6,088		6,912		6,426	1,388		55,983
Natural Resources	2,220	1,257	869	909	156	2,848	2,254	261	10,730	8,974	8,830	1,396	281	40,985
Real Estate	17,212	14,082	1,184	2,356	1,749	679	3,257	3,055	3,805	2,591	1,409	3,309		54,689
Commercial Banks	1,482	504	5,605	493	754	4,917	6,808	5,228	8,205	9,182	10,762	398	164	54,501
Non-Bank Financial Institutions	3,577	1,536	5,717	2,295	880	8,040	6,819	6,255	5,738	21,294	3,451	1,659	10	67,271
Central Governments	3,297	14,525	374	11,768	6,692	31	186	5,485	11,463	14,146	935	400	580	69,880
Transportation & Logistics	4,652	2,132	1,239	1,759	698	2,384	967	839	6,048	3,665	6,196	663	692	31,934
Utilities	1,678	1,868	3,890	1,127	1,932	3,184	539	593	4,291	6,144	1,376	2,067	121	28,809
Food, Beverages & Personal Care	8,415	3,675	604	2,425	340	261	1,472	801	2,998	2,358	1,269	476	1	25,096
Services	5,322	8,420	1,906	1,639	127	1,123	306	394	1,464	1,106	873	585	1	23,265
General Industries	5,118	3,232	1,304	2,957	208	262	476	550	4,399	2,575	1,461	322	25	22,890
Lower Public Administration	2,236	7,362	10,121	815	682		235	3,432	520	1,462	38	4,528		31,433
Other	18,125	12,579	5,685	9,053	2,413	3,169	1,290	1,277	11,584	12,097	8,044	2,127	287	87,730
Total	215,720	124,841	166,672	57,966	46,620	30,805	33,431	30,207	96,919	85,775	51,198	60,613	2,181	1,002,947

Rating class
Investment grade	171,615	74,908	148,033	41,249	41,114	25,930	29,551	24,917	71,116	71,271	45,214	50,441	147	795,507
Non-investment grade	40,889	45,899	16,505	14,477	4,771	4,664	3,586	5,048	22,521	12,841	5,430	9,527	1,821	187,976
Performing Restructuring	1,528	928	680	694	265	30	53	134	1,486	406	66	162	39	6,469
Non-performing loans	1,689	3,107	1,454	1,546	470	181	242	108	1,795	1,257	488	483	175	12,995
Total	215,720	124,841	166,672	57,966	46,620	30,805	33,431	30,207	96,919	85,775	51,198	60,613	2,181	1,002,947
[1]Geographical areas are based on country of residence, except for Private Individuals for which the geographical areas are based on the primary country of risk.

Outstandings by economic sectors and geographical area (*) [1]
in EUR million	Region													Total
Industry	Netherlands	Belgium	Germany	Poland	Spain	United Kingdom	Luxembourg	France	Rest of Europe	America	Asia	Australia	Africa	2024
Private Individuals	122,914	45,611	107,415	16,525	27,083	122	3,058	2,260	16,391	198	129	38,106	16	379,827
Central Banks	22,529	10,196	13,966	1,729	510	1,935	5,737		10,913		9,525	879		77,919
Natural Resources	2,197	1,531	881	778	152	3,021	2,503	405	11,212	8,475	8,989	1,593	159	41,899
Real Estate	16,749	13,387	1,218	2,085	1,595	552	3,446	2,713	3,707	3,220	1,066	3,642		53,381
Commercial Banks	1,285	314	4,129	695	376	4,733	5,268	5,074	7,779	10,700	9,394	1,336	157	51,240
Non-Bank Financial Institutions	2,872	1,766	5,147	2,874	249	8,479	6,031	5,932	5,174	23,367	3,518	1,255	55	66,719
Central Governments	1,416	11,009	51	9,435	5,308	48	82	3,202	9,203	15,377	288	488	589	56,497
Transportation & Logistics	4,290	2,076	1,426	1,623	679	2,262	828	765	7,407	3,983	6,912	504	781	33,536
Utilities	1,805	1,843	3,920	814	1,971	2,826	395	712	3,951	5,886	1,187	2,253	152	27,713
Food, Beverages & Personal Care	7,377	3,690	695	2,215	351	328	1,393	1,102	3,008	2,498	1,168	406	14	24,246
Services	4,919	8,431	1,852	1,538	122	869	540	310	1,271	1,265	516	680		22,312
General Industries	4,568	2,690	1,059	2,824	219	301	539	484	3,862	2,039	708	23	8	19,324
Lower Public Administration	782	6,824	7,435	608	557		246	3,091	476	1,554	44	4,941		26,557
Other	17,208	12,722	6,876	8,394	1,361	3,137	1,248	1,426	11,722	10,475	4,372	1,513	238	80,691
Total	210,913	122,091	156,071	52,136	40,533	28,613	31,314	27,476	96,076	89,037	47,815	57,618	2,170	961,863

Rating class
Investment grade	170,093	74,882	136,096	36,029	32,741	23,844	27,235	21,886	67,110	72,686	41,203	46,959	59	750,822
Non-investment grade	37,689	43,059	18,238	13,948	7,126	4,388	3,858	5,229	25,679	14,763	5,859	9,889	1,898	191,623
Performing Restructuring	1,579	1,078	305	701	234	59	56	54	1,369	443	30	203	4	6,114
Non-performing loans	1,552	3,071	1,432	1,458	432	322	166	307	1,918	1,145	723	568	210	13,303
Total	210,913	122,091	156,071	52,136	40,533	28,613	31,314	27,476	96,076	89,037	47,815	57,618	2,170	961,863
[1]Geographical areas are based on country of residence, except for Private Individuals for which the geographical areas are based on the primary country of risk.
Credit risk mitigation (*)
ING uses various techniques and instruments to mitigate the credit risk associated with an exposure and to reduce the losses incurred subsequent to a default by a customer. The most common terminology used in ING for credit risk protection is ‘cover’. While a cover may be an important mitigant of credit risk and an alternative source of repayment, generally it is ING’s practice to lend on the basis of the customer’s creditworthiness rather than relying on the value of the cover.
Cover forms (*)
Within ING, there are two distinct forms of covers. First, where the asset has been pledged to ING as collateral or security, ING has the right to liquidate it should the customer be unable to fulfil its financial obligation.
As such, the proceeds can be applied towards full or partial compensation of the customer's outstanding exposure. This may be tangible (such as cash, securities, receivables, inventory, plant and machinery, and mortgages on real estate properties) or intangible (such as patents, trademarks, contract rights, and licences). Second, where there is a third-
party obligation, indemnification or undertaking (either by contract and/or by law), ING has the right to claim from that third party an amount if the customer fails in its obligations. The most common examples are guarantees, such as parent guarantees, export credit insurances, or third-
party pledged mortgages. Insurance or reinsurance covers, including comprehensive private risk insurance (CPRI) may be recognised as guarantees and effectively function in an equivalent manner. ING accepts credit risk insurance companies and export credit agencies (ECAs) as cover providers.
Cover valuation methodology (*)
General guidelines for cover valuation are established with the objective of ensuring consistent application within ING. These also require that the value of the cover is monitored on a regular basis. Covers are revalued periodically and whenever there is reason to believe that the market is subject to significant changes in conditions. The frequency of monitoring and revaluation depends on the type of cover.
The valuation method also depends on the type of covers. For asset collateral, the valuation sources can be the customer’s balance sheet (e.g.
inventory, machinery, and equipment), nominal value (e.g. cash and receivables), market value (e.g. securities and commodities), independent valuations (e.g. commercial real estate) and market indices (e.g. residential real estate). For third-party obligations, the valuation is based on the value that is attributed to the contract between ING and that third party.
Where collateral values are used in the calculation of Stage 3 individual loan loss provisions, haircuts may be applied to the valuation in specific circumstances to sufficiently include all relevant factors impacting future cash flows. ING applies haircuts to the collateral values of real estate, shipping and aviation assets that are used in the calculation of the loss-
given-default in recovery scenarios. The haircut reflects the risks of adverse price developments between the moment of valuation of an asset and the actual settlement/cash receipt.
Cover values (*)
This section provides insight into the types of cover and the extent to which exposures benefit from collateral or guarantees. The disclosure differentiates between risk categories (lending, investment, money market and pre-settlement). The most relevant types of cover include mortgages
(market values), financial collateral (cash and securities), guarantees, and other covers (mainly pledges). The scope of covers in this overview has been revised due to CRR3 implementation to align with regulatory reporting. This explains the decrease in the values of 'other covers', which had only a limited effect on the fully covered part of the portfolio, as ING's portfolio remains well collateralised. Collateral covering financial market transactions is valued on a daily basis (margining), and is as such not included in the following tables. To mitigate the credit risk arising from financial markets transactions, the bank enters into legal agreements governing the exchange of financial collateral (high-quality government bonds and cash).
The cover values are presented for the total portfolio of ING, both the performing and non-performing portfolio.

Cover values including guarantees received (*)
in EUR million		Cover type and value				Collateralisation
2025	Outstandings	Mortgages	Financial Collateral	Guarantees	Other covers	No cover	Partially covered	Fully covered
Consumer lending	407,552	905,028	5,317	37,473	842	7.8%	2.0%	90.2%
Business lending	383,536	186,276	31,834	166,953	215,177	42.1%	15.8%	42.1%
Investment and money market	151,639	—	—	1,506	—	99.6%	—%	0.4%
Total lending, investment and money market	942,727	1,091,304	37,151	205,932	216,019	36.6%	7.3%	56.1%
of which NPL	12,981	9,827	196	2,771	3,591	33.0%	18.5%	48.5%
Pre-settlement	60,220
Total Group	1,002,947

Cover values including guarantees received (*)
in EUR million		Cover type and value				Collateralisation
2024	Outstandings	Mortgages	Financial Collateral	Guarantees	Other covers	No cover	Partially covered	Fully covered
Consumer lending	378,832	865,466	6,257	25,428	55,115	6.5%	2.0%	91.5%
Business lending	368,570	163,143	24,838	119,410	484,148	34.1%	23.7%	42.2%
Investment and money market	153,493	—	—	1,115	95	99.3%	—%	0.7%
Total lending, investment and money market	900,894	1,028,609	31,095	145,953	539,357	33.6%	10.5%	55.9%
of which NPL	13,295	10,427	194	3,093	11,109	27.6%	27.7%	44.7%
Pre-settlement	60,968
Total	961,863
The above tables gives an overview of the collateralisation of ING’s total portfolio. Excluding the pre-settlement portfolio, 56.1% (2024: 55.9%) of
ING’s outstandings were fully collateralised in 2025. Since investments traditionally do not require covers, the ‘no covers’ percentage in this portfolio is over 99.6%.
Consumer lending portfolio (*)
The consumer lending portfolio accounts for 40.6% (2024: 39.4%) of ING’s total outstanding, primarily consisting of residential mortgage loans and consequently most collateral consists of mortgages. Mortgage values are collected in an internal central database and in most cases external data is used to index the market value.
A significant part of ING’s residential mortgage portfolio is in the
Netherlands (2025: 35.0%, 2024: 35.0% ), Germany (2025: 27.0%,
2024: 27.3%), Belgium (including Luxembourg) (2025: 12.0%, 2024: 12.2%)
and Australia (2025: 10.9%, 2024: 10.6%).
Business lending portfolio (*)
Business lending accounts for 38.2% (2024: 38.3%) of ING’s total outstanding. Business lending presented in this section does not include pre-settlement, investment and money market exposures.
Credit quality (*)
ING uses three distinct statuses to categorise the management of clients with (perceived) deteriorating credit risk profiles. ING makes use of Early
Warning Indicators (EWIs) in daily credit risk management processes, which relate to a change in (internal and/or external) circumstances or outlook of the specific obligor, the sector or the portfolio. ING usually classifies a client with a 'watch list' status (Business lending only) when there are early warning indicators triggered that detect an increased risk profile. Watch list status requires more than usual attention, increased monitoring and quarterly reviews. Some clients with a watch list or EWI status may develop into a performing restructuring status or a non-
performing status. When there is increasing doubt as to the performance and collectability of the client’s contractual obligations, the loans are managed by Global Credit Restructuring (GCR) or by restructuring units in the various regions and business units. The statuses and links with rating grades are illustrated in the table below.

Credit quality outstandings (*)
in EUR million	2025	2024
Performing not past due	879,378	823,478
Business lending performing past due	8,071	9,174
Consumer lending performing past due	895	802
Non-performing	12,981	13,295
Total lending and investment	901,325	846,749
Money market	41,402	54,145
Pre-settlement	60,220	60,968
Total	1,002,947	961,863
Past due obligations (*)
Retail Banking measures its portfolio in terms of payment arrears and determines on a monthly basis if there are any significant changes in the level of arrears. This methodology applies to Private Individuals as well as
Business lending. An obligation is considered ‘past due’ if it is more than one day late, subject to materiality thresholds in line with Definition of
Default Regulation. ING aims to help its customers as soon as they are past due by reminding them of their payment obligations. In its contact with customers, ING aims to solve the (potential) financial difficulties by offering a range of measures (e.g. payment arrangements, restructuring). If the issues cannot be resolved because the customer is unable or unwilling to pay, for example, the contract is sent to the recovery unit. The facility is downgraded to risk rating 20 (non-performing) when the facility or obligor
– depending on the level at which the non-performing status is applied – is more than 90 days past due and to risk rating 21 or 22 in case of an exit scenario.
The table below represents the breakdown of lending and investment credit risk outstandings that are performing by age and geographic area.
The past due but performing consumer lending outstanding increased by
€93 million, due to the increase in 1-30 days (€90 million) and 31-60 days
(€3 million).
The largest single country increase was in Belgium (€42 million), followed by the Netherlands (€22 million), mainly in the 1-30 days bucket.
The largest decrease was seen in Australia (€21 million).

Ageing analysis (past due but performing): Consumer lending portfolio by geographic area, outstandings (*)
	in EUR million	2025				2024
	Region	Past due for 1–30 days	Past due for 31–60 days	Past due for 61–90 days	Total	Past due for 1–30 days	Past due for 31–60 days	Past due for 61–90 days	Total
Europe	Netherlands	84	32	6	122	62	35	4	101
	Belgium	219	60	26	305	185	49	29	263
	Germany	70	37	22	129	65	37	24	125
	Poland	58	6	3	68	61	9	4	74
	Spain	22	17	9	48	12	16	8	36
	Luxembourg	25	5	4	34	22	6	3	32
	Rest of Europe	121	23	6	150	93	15	4	112
	America	0	1	0	1	0	0	0	1
	Asia	0	1	0	1	0	0	0	0
	Australia	29	8	1	38	38	19	2	59
	Africa	0	0	0	0	0	0	0	0
	Total	628	189	78	895	538	186	78	802

Ageing analysis (past due but performing): Business lending portfolio by geographic area, outstandings (*)
	in EUR million	2025				2024
	Region	Past due for 1–30 days	Past due for 31–60 days	Past due for 61–90 days	Total	Past due for 1–30 days	Past due for 31–60 days	Past due for 61–90 days	Total
Europe	Netherlands	586	31	9	626	929	14		943
	Belgium	476	22	10	508	1,187	17	13	1,217
	Germany	415	2	2	419	215	3	2	220
	Poland	403	31	15	449	173	17	19	209
	United Kingdom	516	531		1,046	830	8		838
	France	73			73	194			194
	Spain	9			9	26			26
	Luxembourg	212	9	1	222	367	51	5	423
	Rest of Europe	899	17	3	919	630	4	46	681
	America	2,946	68		3,013	3,504	95		3,599
	Asia	133			133	310			310
	Australia	636	10	7	654	469	6		475
	Africa					39			39
	Total	7,303	720	47	8,071	8,873	215	86	9,174
Total past due but performing outstanding of business lending decreased by €1.1 billion. The decrease was mainly witnessed in the 1–30 days past due bucket (€1.6 billion) and was offset by the increase in 31-60 days (€0.5 billion) past due bucket, fully in the United Kingdom related to overdue fees. The largest decreases were in Belgium  (€0.7 billion) and America
(€0.6 billion), while the largest increase were in Australia (€0.2 billion),
Germany (€0.2 billion), Poland (€0.2 billion), and the United Kingdom (€0.2 billion).
Forbearance (*)
Forbearance occurs when a client is unable to meet their financial commitments due to financial difficulties they are facing or are about to face and ING grants them concessions. Forborne assets are assets for which forbearance measures have been granted.
Forbearance may enable clients experiencing financial difficulties to continue repaying their debt.
For business clients, ING mainly applies forbearance measures to support clients with fundamentally sound business models that are experiencing temporary difficulties. The aim is to maximise the client’s repayment ability, thereby avoiding a default situation, and help the client to return to a performing situation.
For ING Retail units, clear criteria have been established to determine whether a client is eligible for the forbearance process. Specific approval mandates are in place to approve the measures, as well as procedures to manage, monitor, and report the forbearance activities.
ING reviews the performance of forborne exposures at least quarterly, either on a case-by-case (Business) or portfolio (Retail) basis.
Both performing (risk ratings 1-19) and non-performing (risk ratings 20-22)
exposures are eligible for Forbearance measures. ING uses specific criteria to move forborne exposures from non-performing to performing or to remove the forbearance statuses that are consistent with the corresponding European Banking Authority (EBA) standards. An exposure is reported as forborne for a minimum of two years. An additional one-
year probation period is applied to forborne exposures that move from non-performing back to performing.

Summary Forborne portfolio (*)
in EUR million	2025				2024
Business line	Outstandings	Of which: performing	Of which: non-performing	% of total portfolio(1)	Outstandings	Of which: performing	Of which: non-performing	% of total portfolio(1)
Wholesale Banking	5,910	3,194	2,716	1.7%	5,934	3,191	2,743	1.9%
Retail Banking	7,551	4,538	3,013	1.4%	6,883	3,987	2,897	1.3%
Total	13,461	7,732	5,729	1.5%	12,817	7,178	5,640	1.5%

Summary Forborne portfolio by forbearance type (*)
in EUR million	2025				2024
Forbearance type	Outstandings	Of which: performing	Of which: non-performing	% of total portfolio(1)	Outstandings	Of which: performing	Of which: non-performing	% of total portfolio(1)
Loan modification	11,883	6,581	5,302	1.3%	11,726	6,734	4,993	1.4%
Refinancing	1,578	1,151	427	0.2%	1,091	444	647	0.1%
Total	13,461	7,732	5,729	1.5%	12,817	7,178	5,640	1.5%
% of total portfolio is based on lending and investment outstandings.
Forborne assets increased by €644 million, mainly due to the increase of
€667 million in Retail Banking, which was offset by a €24 million decrease in Wholesale Banking. The rise in Retail Banking forborne assets was primarily driven by residential mortgages in the Netherlands, which contributed €608 million. This increase was largely the result of the implementation of an updated framework, under which more clients are classified as forborne, while outflow is only allowed after a two-year probation period.
In terms of forbearance type, the increase is mainly witnessed in refinancing type (€487 million) driven by a few larger files in Wholesale
Banking.
Modification of financial assets (*)
The following table shows:
▪Financial assets that were modified during the year (i.e. qualified as forborne) while they had a loss allowance measured at an amount equal to lifetime ECL; and
▪Financial assets that were reclassified to Stage 1 during the period while being modified before.
▪

Financial assets modified (*)
in EUR million	2025	2024
Financial assets modified during the period
Amortised cost before modification	1,746	1,888
Net modification results	-72	-107

Financial assets modified since initial recognition
Gross carrying amount at 31 December of financial assets for which loss allowance has changed to 12-month measurement during the period	1,027	1,506
Wholesale Banking (*)
Wholesale Banking forborne assets amounted to €5.9 billion (2024:
€5.9 billion), which represented 1.7% (2024: 1.9%) of the total Wholesale
Banking portfolio.
The net decrease in Wholesale Banking forborne assets was driven by a
€27 million reduction in non-performing forborne exposure and partially offset by a €3 million rise in performing forborne exposures.
Wholesale Bankings' forborne assets show an increase in Telecom due to refinancing, which was offset by a decrease in other sectors, such as real estate, food, beverages & personal care, chemicals, health &
pharmaceuticals and natural resources. These five sectors accounted for
69.6% of the total Wholesale Banking forborne outstandings.

Wholesale Banking: Forborne portfolio by geographical area (*)
	in EUR million	2025			2024
	Region	Outstandings	Of which: performing	Of which: non- performing	Outstandings	Of which: performing	Of which: non- performing
Europe	Netherlands	316	191	124	217	69	148
	Belgium	3	3	0	172	165	7
	Germany	336	29	307	372	62	310
	Poland	662	305	357	630	284	346
	United Kingdom	676	516	160	444	266	178
	Italy	547	519	28	389	353	36
	Rest of Europe	1,081	558	523	1,339	940	399
	America	1,313	545	768	1,586	867	719
	Asia	711	313	398	652	111	541
	Australia	212	177	35	79	34	44
	Africa	53	37	15	54	40	15
	Total	5,910	3,194	2,716	5,934	3,191	2,743

Wholesale Banking: Forborne portfolio by economic sector (*)
in EUR million	2025			2024
Industry	Outstandings	Of which: performing	Of which: non- performing	Outstandings	Of which: performing	Of which: non- performing
Natural Resources	605	308	297	781	424	356
Real Estate	945	375	570	1,115	703	412
Transportation & Logistics	145	48	97	214	83	131
Food, Beverages & Personal Care	629	289	340	810	415	395
Services	172	149	24	211	176	34
Automotive	263	139	124	332	183	149
Utilities	497	218	279	677	301	376
General Industries	197	42	155	127	70	58
Retail	111	41	70	149	21	128
Chemicals, Health & Pharmaceuticals	619	74	545	668	136	532
Builders & Contractors	179	174	4	122	118	5
Telecom[1]	1,314	1,166	148	486	383	103
Other	234	172	62	243	178	65
Total	5,910	3,194	2,716	5,934	3,191	2,743
[1]The presentation has been revised to separately disclose Telecom. Comparative figures have been adjusted accordingly.
Retail Banking (*)
As of year end, Retail Banking forborne assets amounted to €7.6 billion
(2024: €6.9 billion), which represented 1.4% (2024: 1.3%) of the total Retail
Banking portfolio. Retail Banking performing forborne exposure increased by €0.6 billion.
The main concentration of forborne assets in a single country was in
Belgium with 28.5% (2024: 28.2%) of total Retail Banking forborne assets and 39.0% (2024: 39.4%) of the non-performing forborne assets. The other significant single country concentration is in the Netherlands with 28.3%
(2024: 22.5%), which increased during 2025 because of the
implementation of a new framework for mortgages, and Germany having
17.3% (2024: 20.0%) of the total Retail forborne assets.

Retail Banking: Forborne portfolio by geographical area (*)
	in EUR million	2025			2024
	Region	Outstandings	Of which: performing	Of which: non- performing	Outstandings	Of which: performing	Of which: non- performing
Europe	Netherlands	2,136	1,711	424	1,548	1,134	414
	Belgium	2,153	978	1,175	1,942	800	1,142
	Germany	1,304	965	338	1,379	1,052	327
	Poland	793	361	432	777	403	374
	Spain	92	55	37	159	127	31
	Italy	104	33	70	122	43	79
	Türkiye	22	16	6	13	9	4
	Romania	216	106	110	173	72	101
	Rest of Europe	91	32	59	102	50	52
	America	5		5	22	17	6
	Asia	1			1		1
	Australia	635	279	357	646	279	367
	Africa
	Total	7,551	4,538	3,013	6,883	3,987	2,897
Non-performing loans (*)
ING has aligned the regulatory concept of non-performing with that of the definition of default. Hence, borrowers are classified as non-performing when a default trigger occurs (non-exhaustive list):
▪ING believes the borrower is unlikely to pay. The borrower has evidenced significant financial difficulty, to the extent that it will have a negative impact on the future cash flows of the financial asset. The following events could be seen as indicators of financial difficulty:
–The borrower (or third party) has started insolvency proceedings;
–A group company/co-borrower has NPL status;
–Indication of fraud (affecting the company’s ability to service its debt);
–There is doubt as to the borrower’s ability to generate stable and sufficient cash flows to service its debt;
–Restructuring of debt; and
–ING has granted concessions relating to the borrower’s financial difficulty, the effect of which is a reduction in expected future cash flows of the financial asset below current carrying amount.
▪The obligor has failed in the payment of principal, interest, or fees; the total past due amount is above the materiality threshold, and this remains the case for more than 90 consecutive days.
Furthermore, Wholesale Banking has an individual name approach, using early warning indicators to signal possible future issues in debt service.
Also in Retail Banking early warning indicator frameworks have been implemented.
The table below represents the breakdown of credit risk outstandings that have been classified as non-performing by sector and business line.

Non-performing Loans: Outstandings by economic sector and business lines (*) [1]
in EUR million	Wholesale Banking		Retail Banking		Total
Industry	2025	2024	2025	2024	2025	2024
Private Individuals	3	4	4,899	4,766	4,902	4,769
Natural Resources	945	965	115	99	1,061	1,064
Food, Beverages & Personal Care	372	452	325	357	697	809
Transportation & Logistics	251	347	227	157	478	504
Services	94	102	375	394	469	495
Real Estate	586	831	656	603	1,241	1,434
General Industries	243	236	471	451	713	687
Builders & Contractors	31	51	541	445	571	496
Retail	184	157	189	224	373	381
Utilities	336	582	26	19	362	600
Chemicals, Health & Pharmaceuticals	602	654	150	185	752	839
Telecom[2]	170	151	36	12	206	163
Other	771	666	383	387	1,154	1,052
Total	4,589	5,196	8,392	8,099	12,981	13,295
[1]Based on lending and investment outstandings.
[2]The presentation has been revised to separately disclose Telecom. Comparative figures have been adjusted accordingly.

Non-performing loans: Outstandings by economic sectors and geographical area (*)
in EUR million	Region													Total
Industry	Netherlands	Belgium	Germany	Poland	Spain	United Kingdom	France	Luxembourg	Rest of Europe	America	Asia	Australia	Africa	2025
Private Individuals	697	1,481	1,113	220	357	10	8	39	574	2	2	399	1	4,902
Natural Resources	137	84		28				14	584	23	191			1,061
Food, Beverages & Personal Care	167	94	1	94		19	6		126	59	131			697
Transportation & Logistics	87	40		136	47			22	72	22	10	1	41	478
Services	68	262		75	1		3	4	16	26	13			469
Real Estate	24	419	59	115	45		47	101	8	377		48		1,241
General Industries	137	138	38	196	20			13	130	10	31			713
Builders & Contractors	89	219	7	182				8	66					571
Retail	80	79	33	56			1	4	15	105				373
Utilities	14	10	19	8		151		1	12	80	33	35		362
Chemicals, Health & Pharmaceuticals	47	65	112	346			43	25	64	49				752
Telecom	37	4		3					15	146	2			206
Other	102	209	72	88		2	1	10	105	358	75		132	1,154
Total	1,686	3,105	1,454	1,546	470	181	108	242	1,786	1,257	488	483	175	12,981

Non-performing loans: Outstandings by economic sectors and geographical area (*)
in EUR million	Region													Total
Industry	Netherlands	Belgium	Germany	Poland	Spain	United Kingdom	France	Luxembourg	Rest of Europe	America	Asia	Australia	Africa	2024
Private Individuals	646	1,461	1,066	210	304	10	8	44	545	2	2	469		4,769
Natural Resources	13	54		33					569	31	343	21		1,064
Food, Beverages & Personal Care	196	154	1	93		23	5		158	51	127			809
Transportation & Logistics	93	40	3	124	47			1	136			1	59	504
Services	57	293	5	87	2	1	3	5	10	34				495
Real Estate	12	374	63	114	59		59	90	6	606		52		1,434
General Industries	153	123	24	147	20		2	1	170	17	30			687
Builders & Contractors	68	175	5	162				7	78					496
Retail	53	97	39	62			3		14	97	15	1		381
Utilities	13	8	25	21		285			12	128	109			600
Chemicals, Health & Pharmaceuticals	37	94	84	340		1	110		113	36		24		839
Telecom	7	1		3			44		14	90	4			163
Other	202	198	117	60		2	72	17	90	54	92		150	1,052
Total	1,549	3,071	1,432	1,457	432	322	307	166	1,916	1,145	723	567	210	13,295
In 2025, the NPL portfolio decreased to €13.0 billion (2024: €13.3 billion), mainly driven by the decrease of €0.6 billion in Wholesale Banking. The decrease was offset by the increase in Retail Banking (€0.3 billion) in line with strong portfolio growth, mainly in residential mortgages.
Total net decrease was mainly seen in sectors Utilities, Real Estate and
Food, Beverage & Personal Care while the largest increase was in Private
Individuals.
Loan loss provisioning (*)
ING recognises loss allowances based on the expected credit loss (ECL)
model of IFRS 9, which is designed to be forward-looking. The IFRS 9 impairment requirements are applicable to on-balance-sheet financial assets measured at amortised cost or fair value through other comprehensive income (FVOCI), such as loans, debt securities, and lease receivables, as well as off-balance-sheet items such as undrawn loan commitments and financial- and non-financial guarantees issued.
ING distinguishes between two types of calculation methods for credit loss allowances:
▪Collective 12-month ECL (Stage 1) and collective lifetime ECL (Stage 2)
for portfolios of financial instruments, as well as collective lifetime ECL for credit-impaired exposures (Stage 3) below €1 million; and
▪Individual lifetime ECL for credit-impaired (Stage 3) financial instruments with exposures above €1 million.
IFRS 9 models (*)
ING’s IFRS 9 models leverage on the internal rating-based (IRB) models (PD,
LGD, EAD), which include certain required conservatism. To include IFRS 9 requirements, such regulatory conservatism is removed from the ECL parameters (PD, LGD and EAD). The IFRS 9 models apply two other types of adjustments to the IRB ECL parameters: (i) to the economic outlook and (ii)
for Stage 2 and Stage 3 assets only, to the lifetime horizon. The IFRS 9 model parameters are estimated based on statistical techniques and supported by expert judgement.
ING has aligned the definition of default for regulatory purposes with the definition of ‘credit-impaired’ financial assets under IFRS 9 (Stage 3). ING has also aligned its definition of default between IFRS 9 and the regulatory technical standards (RTS) and EBA guidelines.
Climate and environmental risks in IFRS 9 models (*)
Climate risk drivers (physical and transition risks) can reduce the ability of businesses and households to fulfil their obligations due, under existing lending contracts. These climate risks are partly reflected in IFRS9 ECL through regular credit risk transmission channels such as the macroeconomic forecast and relevant risk parameters.
On the other hand, future physical or transition risks from climate change are not yet fully captured within the current ECL models. In our assessment of physical risks, it is generally expected that these risks will only become financially significant on the long-term horizon.
Consequently, for short- and medium-term loans, such risks are not expected to lead to significant credit deterioration over the exposure’s lifetime. For the long term, the probability and timing of physical risk events remain highly uncertain. ING is however actively enhancing the integration of physical and transition risks into collateral valuations, ensuring that effects on property values are appropriately captured.
In case of risk events that have already occurred (e.g. floods, stranded assets), the impact of such events is assessed in the calculation of Stage 3 individual provisions, collective SICR or management adjustments to ECL models. For example, we consider whether affected assets have suffered from a significant increase in credit risk (or are credit impaired) and whether the ECL is appropriate.
Additionally, a management adjustment to ECL models for business clients was introduced to specifically cover for medium- to long-term transition risk on high greenhouse gas-emitting sectors. The management adjustment reflects the risk of financial loss foreseen on the longer horizon for lenders with higher transition risk in these high greenhouse gas-
emitting sectors as consequence of future carbon taxation. ‘See
Management adjustments applied this reporting period’.
ING is continuously improving on climate risk data, which will enable us to further embed climate risks into the IFRS 9 ECL models. For more information on ESG risk management, see ‘ESG risk’.
Portfolio quality (*)
The table below describes the portfolio composition over the different
IFRS 9 stages and rating classes. The Stage 1 portfolio represents  92.0%
(2024: 91.1%) of the total gross carrying amounts, mainly composed of investment grade, while Stage 2 makes up 6.8% (2024: 7.6%) and Stage 3 makes up 1.2% (2024: 1.3%) of the total gross carrying amounts, respectively.

Gross carrying amount per IFRS 9 stage and rating class (*) [1,2]
in EUR million		12-month ECL (Stage 1)				Lifetime ECL not credit impaired (Stage 2)				Lifetime ECL credit impaired (Stage 3)				Total
Rating class		Gross carrying amount		Provisions		Gross carrying amount		Provisions		Gross carrying amount		Provisions		Gross carrying amount		Provisions
		2025	2024	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024
Investment grade	1 (AAA)	79,938	79,076	2	1	126	281							80,064	79,357	2	1
	2-4 (AA)	146,878	140,671	11	10	1,437	1,579	1	1					148,315	142,250	13	11
	5-7 (A)	299,699	244,241	39	21	5,394	6,908	6	8					305,093	251,149	45	29
	8-10 (BBB)	334,845	310,324	77	55	19,168	24,683	43	55					354,012	335,008	119	110
Non-investment grade	11-13 (BB)	156,373	154,348	165	190	17,217	18,479	89	91					173,589	172,827	254	281
	14-16 (B)	26,187	25,377	147	124	22,668	17,433	357	366					48,855	42,811	504	490
	17 (CCC)	412	905	5	8	4,682	3,992	224	173					5,094	4,897	228	181
Performing Restructuring	18 (CC)					4,349	4,059	262	233					4,349	4,060	262	233
	19 (C)					2,447	2,474	198	203					2,447	2,474	198	203
Non-performing loans	20-22 (D)									13,590	13,742	4,476	4,509	13,590	13,742	4,476	4,509
Total		1,044,332	954,943	446	409	77,487	79,888	1,179	1,130	13,590	13,742	4,476	4,509	1,135,409	1,048,574	6,101	6,049
[1]Compared to the credit risk portfolio, the differences are due to undrawn committed amounts (€200 billion; 2024: €156 billion) and other positions (2025: nil; 2024:€6 billion) not included in credit outstandings and non-IFRS 9 eligible assets (€ 68 billion; 2024: €75 billion) included in credit outstandings but not in the gross carrying amounts.
[2]Stage 3 lifetime credit impaired provision includes €29 million (2024: €21 million) on purchased or originated credit impaired.
Changes in gross carrying amounts and loan loss provisions (*)
The table below provides a reconciliation by stage of the gross carrying amount and allowances for loans and advances to banks and customers, including loan commitments and financial guarantees. The transfers of financial instruments represent the impact of stage transfers upon the gross carrying/nominal amount and associated allowance for ECL. This includes the net-remeasurement of ECL arising from stage transfers, for example, moving from a 12-month (Stage 1) to a lifetime (Stage 2) ECL measurement basis.
The net-remeasurement line represents the changes in provisions for facilities that remain in the same stage.
Please note the following comments with respect to the movements observed in the table below:
▪Stage 3 gross carrying amount decreased by €0.2 billion from €13.7 billion as at 31 December 2024 to €13.6 billion as at 31 December 2025, mainly as a result of €3.5 billion net inflow into NPL (credit impaired) in
2025, which is offset by €2.3 billion derecognitions and repayments and €1.5 billion write-offs and disposals. Following the decrease in carrying amount, Stage 3 provisions slightly decreased by €33 million.
▪Stage 2 gross carrying amounts decreased by €2.4 billion from €79.9 billion as at 31 December 2024 to €77.5 billion as at 31 December 2025, largely driven by €15.7 billion net transfers from Stage 1 into Stage 2, including the impact of changes in risk drivers (including updated macro-economic forecasts), model redevelopments mainly for
Wholesale Banking models, and new Stage 2 overlays. This was offset by a decrease of exposure by €18.1 billion due to derecognised financial assets (including sales and repayments) and €1.2 billion exposure moving to Stage 3. Stage 2 provisions increased by € 49.3 million to €1.2 billion as of 31 December 2025.

Changes in gross carrying amounts and loan loss provisions (*) [1,2]
in EUR million	12-month ECL (Stage 1)		Lifetime ECL not credit impaired (Stage 2)		Lifetime ECL credit impaired (Stage 3)		Total		12-month ECL (Stage 1)		Lifetime ECL not credit impaired (Stage 2)		Lifetime ECL credit impaired (Stage 3)		Total
	Gross carrying amount	Provisions	Gross carrying amount	Provisions	Gross carrying amount	Provisions	Gross carrying amount	Provisions	Gross carrying amount	Provisions	Gross carrying amount	Provisions	Gross carrying amount	Provisions	Gross carrying amount	Provisions
	2025								2024
Opening balance	954,943	409	79,888	1,130	13,742	4,509	1,048,574	6,049	937,633	517	75,454	1,435	11,956	3,887	1,025,043	5,839
Transfer into 12-month ECL (Stage 1)	21,773	21	-21,555	-199	-218	-35		-212	20,486	22	-20,236	-195	-249	-34		-207
Transfer into lifetime ECL not credit impaired (Stage 2)	-37,208	-50	38,174	533	-966	-115		368	-43,155	-49	43,900	429	-745	-96		285
Transfer into lifetime ECL credit impaired (Stage 3)	-2,534	-14	-2,172	-138	4,705	1,259		1,108	-2,980	-18	-2,856	-235	5,836	1,802		1,548
Net remeasurement of loan loss provisions		7		-53		349		302		-181		-137		185		-133
New financial assets originated or purchased	263,371	189			22	2	263,393	191	212,516	192					212,516	192
Financial assets that have been derecognised	-119,098	-78	-12,295	-147	-1,422	-240	-132,814	-465	-126,858	-76	-11,840	-153	-1,450	-257	-140,148	-485
Net drawdowns and repayments	-57,493		-5,739		-853		-64,085		-41,763		-4,393		-309		-46,465
Changes in models/risk parameters		-33		71		-35		3		8		-6		-22		-20
Increase in loan loss provisions		43		68		1,185		1,296		-102		-297		1,578		1,179
Write-offs					-937	-937	-937	-937					-1,017	-1,017	-1,017	-1,017
Disposals	-666	-3	-84	-3	-564	-286	-1,314	-291	-935	-1	-141	-8	-279	-215	-1,355	-225
Recoveries of amounts previously written off						58		58						69		69
Other movements	21,242	-4	1,269	-16	80	-53	22,591	-73		-5				208		203
Closing balance	1,044,332	446	77,487	1,179	13,590	4,476	1,135,409	6,101	954,943	409	79,888	1,130	13,742	4,509	1,048,574	6,049
[1]Stage 3 lifetime credit impaired provision includes €29 million (2024: €21 million) on purchased or originated credit impaired.
[2]The addition to the loan provision (in the consolidated statement of profit or loss) amounts to €1,304 million (2024: €1,194 million) of which €1,301 million (2024: €1,170 million) related to IFRS 9 eligible financial assets, €-5 million (2024: €9 million) to IFRS eligible commitments and €8 million (2024: €15 million) to modification gains and losses on restructured financial assets.
Macroeconomic scenarios and sensitivity analysis of key sources of estimation uncertainty (*)
Methodology (*)
This section outlines our methodology for adopting and generating macroeconomic scenarios. We apply this methodology when producing our probability-weighted ECL, incorporating alternative scenarios and management adjustments where necessary. These adjustments are made when management believes the consensus forecast does not fully capture the extent of recent credit or economic events. The macroeconomic scenarios are applicable to the whole ING portfolio in the scope of IFRS 9
ECLs.
The IFRS 9 standard, with its inherent complexities and potential impact on the carrying amounts of our assets and liabilities, represents a key source of estimation uncertainty. In particular, ING’s reportable ECL numbers are sensitive to the forward-looking macroeconomic forecasts used as model inputs, the probability weights applied to each of the three scenarios, and the criteria for identifying a significant increase in credit risk. As such, these crucial components require consultation and management judgement, and are subject to extensive governance.
Baseline scenario (*)
As a baseline for IFRS 9, ING has adopted a market-neutral view combining consensus forecasts for economic variables (GDP, unemployment) with market forwards (for interest rates, exchange rates, and oil prices). Input from a leading third-party service provider is used to complement the consensus with consistent projections for variables for which there are no consensus estimates available (most notably house prices and – for some countries – unemployment), to generate alternative scenarios, to convert annual consensus information to a quarterly frequency, and to ensure general consistency of the scenarios. As the baseline scenario is consistent with the consensus view, it can be considered as free from any bias.
The relevance and selection of macroeconomic variables is defined by the
ECL models under credit risk model governance. The scenarios are reviewed and challenged by a panels of ING experts.
Alternative scenarios and probability weights (*)
Two alternative scenarios are taken into account: an upside and a downside scenario. The alternative scenarios have statistical characteristics as they are based on the forecast deviations of the leading third-party service provider.
To understand the baseline level of uncertainty around any forecast, the leading third-party service provider keeps track of all its deviations (so-
called forecast errors) of the past 30 years. The distribution of forecast errors for GDP, unemployment, house prices, and share prices is applied to the baseline forecast creating a broad range of alternative outcomes. In addition, to understand the balance of risks facing the economy in an unbiased way, the leading third-party service provider runs a survey with respondents from around the world and across a broad range of industries. In this survey, respondents put forward their views of key risks.
Following the survey results, the distribution of forecast errors (that is being used for determining the scenarios) may be skewed.
For the downside scenario, ING has chosen the 90th percentile of that distribution because this corresponds with the way risk management earnings-at-risk is defined within the Group. The upside scenario is represented by the 10th percentile of the distribution. The applicable percentiles of the distribution imply a 20 percent probability for each alternative scenario. Consequently, the baseline scenario has a 60 percent probability weighting. Please note that, given their technical nature, the downside and upside scenarios are not based on an explicit specific narrative and have not changed compared to previous year.
Macroeconomic scenarios applied (*)
The macroeconomic scenarios applied in the calculation of loan loss provisions are based on the consensus forecasts.
Baseline assumptions (*)
The general picture that the consensus conveys is that global economic growth is slowing compared to recent years. US growth is expected to continue to outpace European markets, but the gap is narrowing down.
China is expected to continue a declining growth trend, but still at higher rates than seen in advanced markets. Inflation is expected to remain near target for most advanced economies, but a bit above for the United States.
With interest rates moderating, monetary conditions are turning more favourable for growth. For the housing market, continued price growth is expected for almost all main markets.
The December 2025 consensus expects global output (as measured by the weighted average GDP growth rate of ING’s 25 main markets) to remain at a constant 2.4% from 2025-2027.
The eurozone economy has shown more resilience than expected despite global headwinds, with sluggish but positive growth through 2025. The coming years are expected to see modest growth rates as well. The trade environment continues to be plagued by higher US tariffs and a stronger euro. Expectations of a pickup in growth over the course of 2026 come from stronger consumer spending and investment. German infrastructure spending is expected to add to this momentum. Southern European economies continue to benefit from European Recovery Fund investments.
Consensus expects the eurozone to have grown by 1.4% in 2025, before slowing to 1.1% in 2026 and then recovering to 1.3% in 2027.
Elsewhere in Europe, the growth outlook is stronger. Poland’s growth momentum remains solid, growing faster than its European peers. The key growth drivers over the near-term forecast are consumption and public investments, such as those carried out under the National Recovery Plan
(KPO). The economy is expected to grow by 3.6% in 2025, picking up to
3.7% in 2026 and settling at 3.2% in 2027. The consensus expectation for
Türkiye is to see stable growth of 3.5% and 3.4% in 2025 and 2026, as domestic demand remains resilient and fixed investments and inventories see an uptick. For 2027, a recovery to 3.7% is expected.
The American economy has held its ground despite the tariff war and slowing employment growth. Its characterisation by a K-shaped economy where most of the growth comes from high-income consumers and tech investments is likely to continue in 2026. Tariffs are not feeding into inflation as much as expected earlier in the year, and inflation expectations remain benign, although still above the 2% target. This has prompted the Federal Reserve to resume its rate cutting cycle. Inflation is expected to remain around 2.8% and 2.9% in 2025 and 2026 before steadying down at 2.4% in 2027.The US economy is expected to experience steady growth of 2.0% in 2025-2027.
For China, economic underperformance continues as it still struggles with the impact of the real estate correction and weak domestic demand.
However, the economy has come out resilient to the tariff war with a trade surplus reaching record levels, making external demand the key driver of
2025. This enables the economy to reach its short-term growth target, but medium-term consensus continues to be downbeat for the moment because of its weak domestic economy. For 2025, consensus expects
4.9% growth, down to 4.5% in 2026 and 4.3% in 2027.
Economic momentum in Australia is expected to be soft, as much of the growth in 2025 came from government consumption. The economy is lacking a clear growth engine, with the private sector struggling against restrictive policy settings and consumers facing a tough outlook with weaker employment growth and real wage gains moderating. Growth is expected to come in at 1.8% in 2025, with a pick-up expected for 2026 to
2.2% and 2.3% for 2027.
When compared to the June 2025 consensus forecast, the December 2025 forecast has improved slightly because of better than expected growth in major economies. Global GDP is expected to increase by  2.4% in both
2025 and 2026 (compared to 2.0% and 2.1% assumed before). The global economy showed quite some resilience in 2025 despite trade and geopolitical tensions, as GDP growth has continued despite political disruptions. Markets, too, have adjusted to the new world of volatility.
Alternative scenarios and risks (*)
The baseline scenario assumes steady economic growth. However, further escalation of geopolitical tensions and global trade uncertainty are seen as key downside risks to the global economy. The balance of risks to the baseline outlook is negative, and the alternative scenarios have a downward skew.
The downside scenario sees a recession in 2026 and 2027 for most countries. Unemployment increases strongly in this scenario and house prices in most countries show outright falls. The downside scenario captures the possible impact of geopolitical tensions, global trade policy and heightened tariff uncertainty.
The upside scenario reflects the possibility of a better economic out-turn resulting from the avoidance of further trade escalation, an AI-driven productivity rebound and stronger European growth supported by defence spending.
Management adjustments applied this reporting period (*)
In times of volatility and uncertainty where portfolio quality and the economic environment are changing rapidly, models alone may not be able to accurately predict losses. In these cases, management adjustments can be applied to appropriately reflect ECL. Management adjustments may also be applied when the impact of the updated macroeconomic scenarios is over- or under-estimated by the IFRS 9 models, or to account for model redevelopment, recalibration, and periodic assessment procedures that have not yet been incorporated into the IFRS9 models.
ING has an internal governance framework and controls in place to assess the appropriateness of all management adjustments.

Management adjustments to ECL models (*)
in EUR million	2025	2024
Commercial Real Estate/ Inflation and interest rate increases		50
Economic sector / portfolio based adjustments	9	38
Mortgage portfolio adjustments	121	112
Climate transition risk	47	29
Other Post Model Adjustments	7	-27
Total management adjustments	183	203
The management adjustment of €50 million for the Commercial Real
Estate portfolio, reported at 31 December 2024 due to prevailing risks in this sector, is released in 2025 due to improved risk profile and partially replaced with a management adjustment for a recent model update, which corrects for the effects of the aforementioned risks on the model outcome. As the model update has not been implemented in production yet, a management adjustment of €10 million is reported under the Other
Post Model Adjustments category at 31 December 2025.
As at 31 December 2025, an economic sector / portfolio-based adjustment is reported in the Mortgages portfolio in Australia (€9 million) to address emerging risk from inflation, interest rate increases and overall cost of living. The management adjustment reported at 31 December 2024 for the increased credit risk in the Mortgages and Consumer Lending portfolios in
Spain – due to the effects of floods – has been released, as the remaining affected performing customers are reported in Stage 2. Also the adjustment taken in the Business Banking portfolio in Germany at 31
December 2024 to cover for the increased uncertainty in the German economy has been released due to the agreed sale of the affected portfolio.
As of 31 December 2025, the overall mortgage portfolio adjustment amounts to €121 million (31 December 2024: €112 million) and fully related to the management adjustment in Stage 2 for the risk segmentation model that captures affordability, repayment, and refinancing risk on performing mortgage customers with a bullet loan in the Netherlands.
As of 31 December 2025, an adjustment of €47 million is in place to address the impact of climate transition risk in Wholesale Banking (€31 million) and in Business Banking (€16 million). Climate transition risk is expected to lead to a structural change in credit risk, which means specific business activities will become structurally riskier due to environmental policies, technological progress or changes in market sentiment and preferences. The current IFRS 9 models do not capture this (novel) risk. The management adjustment to ECL models for business clients was made to specifically cover for the medium- to long-term transition risk on high greenhouse gas-emitting sectors and is reported in Stage 2. The sectors included in the overlay represent approximately 20% of the exposure within Wholesale and Business Banking.
Other post-model adjustments mainly relate to the impact of model redevelopment or recalibration and periodic model assessment procedures that have not been incorporated in the ECL models yet. The impact on total ECL can be positive or negative. These adjustments will be removed once updates to the specific models have been implemented.
The change in balance compared to previous reporting date is due to i)
released negative overlays because of model updates that have been implemented and ii) new overlays recognised for new recalibrations and periodic model assessment procedures that have not been incorporated yet.
Analysis on sensitivity (*)
The table below presents the analysis on the sensitivity of key forward-
looking macroeconomic inputs used in the ECL collective-assessment modelling process and the probability weights applied to each of the three scenarios. The countries included in the analysis are the most significant geographic regions in ING. For Wholesale Banking, the US is the most significant in terms of both gross contribution to reportable ECL and sensitivity of ECL to forward-looking macroeconomics. Accordingly, ING considers these portfolios to present the most significant risk of resulting in a material adjustment to the carrying amount of financial assets within the next financial year.
The purpose of the sensitivity analysis is to enable the reader to understand the extent of the impact from the upside and downside scenario on model-based reportable ECL.
In the table below, the real GDP is presented in percentage year-on-year change, the unemployment in percentage of total labour force, and the house price index (HPI) in percentage year-on-year change.

Sensitivity analysis as at December 2025 (*)
		2026	2027	2028	Unweighted ECL (€ mln)	Probability-weighting	Reportable ECL (€ mln)[1]
Netherlands Upside scenario	Real GDP	2.6	2.9	2.3	288	20%	389
	Unemployment	3.5	3.2	3.2
	HPI	8.2	8.5	7.0
Baseline scenario	Real GDP	1.1	1.4	1.5	364	60%
	Unemployment	4.0	3.9	4.1
	HPI	4.4	3.0	2.9
Downside scenario	Real GDP	-1.2	-0.9	0.2	566	20%
	Unemployment	5.5	6.5	7.4
	HPI	-0.8	-5.1	-5.1
Germany Upside scenario	Real GDP	2.8	3.0	1.8	584	20%	633
	Unemployment	3.0	2.4	2.2
	HPI	8.2	9.8	9.4
Baseline scenario	Real GDP	1.1	1.5	1.3	623	60%
	Unemployment	3.5	3.2	3.1
	HPI	5.0	6.2	6.3
Downside scenario	Real GDP	-1.7	-1.1	0.4	713	20%
	Unemployment	4.7	5.3	5.6
	HPI	0.9	0.4	2.7
Belgium Upside scenario	Real GDP	2.7	2.3	1.9	544	20%	596
	Unemployment	5.1	4.6	4.5
	HPI	5.2	4.9	5.4
Baseline scenario	Real GDP	1.1	1.4	1.6	585	60%
	Unemployment	5.9	5.6	5.5
	HPI	3.7	4.2	4.4
Downside scenario	Real GDP	-1.5	0.1	1.4	682	20%
	Unemployment	7.0	7.7	7.9
	HPI	1.8	2.6	2.6
United States Upside scenario	Real GDP	3.2	2.9	2.7	64	20%	105
	Unemployment	3.2	2.5	2.6
	HPI	4.8	9.4	10.9
Baseline scenario	Real GDP	2.0	2.0	2.0	92	60%
	Unemployment	4.3	4.1	4.1
	HPI	1.4	2.7	3.6
Downside scenario	Real GDP	-0.4	-0.1	0.8	184	20%
	Unemployment	6.7	7.2	7.5
	HPI	-5.1	-7.9	-5.5
[1]Excluding management adjustments.

Sensitivity analysis as at December 2024 (*)
		2025	2026	2027	Unweighted ECL (€ mln)	Probability-weighting	Reportable ECL (€ mln)[1]
Netherlands Upside scenario	Real GDP	2.6	3.0	2.5	193	20%	270
	Unemployment	3.5	3.3	3.3
	HPI	18.9	11.7	2.5
Baseline scenario	Real GDP	1.5	1.4	1.5	249	60%
	Unemployment	4.0	4.1	4.3
	HPI	9.1	3.5	2.4
Downside scenario	Real GDP	-0.4	-1.4	-0.2	411	20%
	Unemployment	5.7	7.2	8.1
	HPI	-3.7	-7.2	2.2
Germany Upside scenario	Real GDP	2.0	2.8	1.6	510	20%	548
	Unemployment	2.9	2.4	2.0
	HPI	5.4	8.9	9.9
Baseline scenario	Real GDP	0.5	1.1	1.2	540	60%
	Unemployment	3.4	3.3	3.2
	HPI	2.6	5.6	6.3
Downside scenario	Real GDP	-1.7	-1.7	0.3	609	20%
	Unemployment	4.7	5.6	5.9
	HPI	-1.7	1.3	2.2
Belgium Upside scenario	Real GDP	2.2	2.6	2.1	534	20%	579
	Unemployment	5.1	5.0	4.9
	HPI	4.8	4.5	4.4
Baseline scenario	Real GDP	1.1	1.5	1.6	569	60%
	Unemployment	5.7	5.7	5.6
	HPI	3.2	4.1	3.8
Downside scenario	Real GDP	-0.6	-0.2	1.1	654	20%
	Unemployment	7.0	8.0	8.0
	HPI	1.2	2.9	2.5
United States Upside scenario	Real GDP	3.1	3.5	3.2	74	20%	113
	Unemployment	3.4	2.4	2.3
	HPI	4.3	8.4	9.4
Baseline scenario	Real GDP	2.0	2.0	2.0	101	60%
	Unemployment	4.2	4.1	4.0
	HPI	3.3	3.7	3.9
Downside scenario	Real GDP	-0.1	-1.1	-0.4	187	20%
	Unemployment	5.9	7.3	8.0
	HPI	-0.7	-3.0	-2.5
[1]Excluding management adjustments.
When compared to the sensitivity analysis of 2024, the baseline macroeconomic inputs have become slightly more positive overall, underpinned by the resilience of the global economy in the face of trade and geopolitical tensions. House price growth expectations are lower for the Netherlands, given a rise in supply from the sale of rental properties and slowdown of wage growth. In the US, a weak labour and housing market both signal underlying economic challenges due to policy and trade uncertainty, and persistent affordability issues. The upside and the downside scenarios are not directly comparable with those of 2024 due to an update in the basis of their derivation.
On a total ING level, the unweighted ECL for all collective provisioned clients in the upside scenario was €2,938 million, in the baseline scenario
€3,232 million and in the downside scenario €3,993 million compared to
€3,326 million reportable model ECL as at 31 December 2025 (excluding all management adjustments). To perform the sensitivity analysis, a point in time reportable ECL is used as input, which slightly deviates from the total reportable collective provisions as presented below:

Reconciliation of reportable collective ECL to total ECL (*)
in EUR million	2025	2024
Total reportable collective provisions	3,168	2,975
ECL from individually assessed impairments	2,750	2,871
ECL from management adjustments	183	203
Total ECL	6,101	6,049
Criteria for identifying a significant increase in credit risk (SICR) (*)
All assets and off-balance-sheet items that are in scope of IFRS 9 impairment and which are subject to collective ECL assessment are allocated a 12-month ECL if deemed to belong in Stage 1, or a lifetime ECL if deemed to belong in Stages 2 or 3. An asset belongs in Stage 2 if it is considered to have experienced a significant increase in credit risk (SICR)
since initial origination or purchase.
The main determinant of SICR is a quantitative test, whereby the lifetime
PD of an asset at each reporting date is compared against its lifetime PD determined at the date of initial recognition. If either a threshold for absolute change in lifetime PD or a threshold for relative change in lifetime
PD is reached, the item is considered to have experienced an SICR (for more details on absolute and relative thresholds, see the following sections).
Furthermore, any facility which shows an increase of 200 percent between the PD at the date of initial recognition and the lifetime PD at the reporting date (i.e. threefold increase in PD) must be classified as Stage 2. This is considered a backstop within the quantitative assessment of SICR.
In Wholesale Banking, a significant increase in lifetime PD is not considered plausible for assets of obligors with a credit rating at the reporting date in the top range of investment grade. The assets of these Wholesale Banking obligors are excluded from the assessment of significant increase in credit risk triggers. For these obligors the qualitative significant increases in credit risk triggers remain applicable (see the section below on Qualitative SICR triggers). These are, for example, the watch list and/or forbearance triggers. Finally, the 30 days past due backstop also remains applicable for the top range of investment grade exposures to ensure a significant increase in credit risk recognition.
Absolute lifetime PD threshold
The absolute threshold is a fixed value calibrated per portfolio/segment and provides a fixed threshold that, if exceeded by the difference between lifetime PD at reporting date and lifetime PD at origination, triggers Stage 2 classification. The absolute threshold is calibrated during model development.
Relative lifetime PD threshold
The relative threshold defines a relative increase of the lifetime PD, beyond which a given facility is classified in Stage 2 because of a significant increase in credit risk. The relative threshold is dependent on the individual
PD assigned to each facility at the moment of origination, and a scaling factor calibrated in the model development phase.
Ultimately, the relative threshold provides a criterion to assess whether the ratio (i.e. increase) between lifetime PD at reporting date and lifetime
PD at origination date is deemed a significant increase in credit risk. If the threshold is breached, SICR is identified and Stage 2 is assigned to the given facility.
The threshold for the relative change in lifetime PD is inversely correlated with the PD at origination; the higher the PD at origination, the lower the threshold. The logic behind this is to allow facilities originated in very favourable ratings to downgrade for longer without the need of a Stage 2 classification. In fact, it is likely that such facilities will still be in favourable ratings even after a downgrade of a few notches. On the contrary, facilities originated in already unfavourable ratings grades are riskier and even a single-notch downgrade might represent a significant increase in credit risk and thus a tighter threshold will be in place. Still, the relative threshold is relatively sensitive for investment-grade assets while the absolute threshold primarily affects non-investment grade assets.
Average threshold ratio
The table below shows the average increase in PD at origination needed to be classified in Stage 2 is reported, taking into account the PD at origination of the facilities included in each combination of asset class and rating quality. In terms of rating quality, assets are divided into
'investment grade' and 'non-investment grade' facilities. Rating 18 and 19 are not included in the table, since facilities are not originated in these ratings and they constitute a staging trigger of their own (i.e. if a facility is ever to reach rating 18 or 19 at reporting date, it is classified in Stage 2). In the table, values are weighted by IFRS 9 exposure and shown for both year-end 2024 and year-end 2025.
To represent the thresholds as a ratio (i.e. how much should the PD at origination increase in relative terms to trigger Stage 2 classification) the absolute threshold is recalculated as a relative threshold for disclosure purposes. Since breaching only relative or absolute threshold triggers
Stage 2 classification, the minimum between the relative and recalculated absolute threshold is taken as value of reference for each facility.

Quantitative SICR thresholds (*)
	2025		2024
Average threshold ratio	Investment grade (rating grade 1-10)	Non-investment grade (rating grade 11-17)	Investment grade (rating grade 1-10)	Non-investment grade (rating grade 11-17)
Asset class category
Mortgages	2.9	2.4	2.9	2.4
Consumer lending	2.9	2.3	2.8	2.1
Business lending	2.7	2.0	2.7	2.1
Governments and financial institutions	2.9	1.8	2.9	1.9
Other Wholesale Banking	2.7	1.9	2.7	1.9
As it is apparent from the disclosures above, as per ING’s methodology, the threshold is tighter the higher the riskiness at origination of the assets, illustrated by the difference between the average threshold applied to investment grade facilities and non-investment grade facilities.
Sensitivity of ECL to PD lifetime PD thresholds
The setting of PD threshold bands requires management judgement and is a key source of estimation uncertainty. On Group level, the total model
ECL on performing assets, which is the ECL collective assessment without taking management adjustments into account, was €1,501 million as at
31 December 2025 (31 December 2024: €1,328 million). To demonstrate the sensitivity of the ECL to these PD threshold bands, hypothetically solely applying the upside scenario would result in total model ECL on performing assets of €1,159 million and a decrease in the Stage 2 ratio by
0.3%-point, while solely applying the downside scenario would result in total model ECL on performing assets of €2,193 million and an increase in the Stage 2 ratio by 1.6%-point.
Qualitative SICR thresholds
It should be noted that the lifetime PD thresholds are not the only drivers of stage allocation as ING Group also relies on a number of qualitative indicators to identify and assess SICR. An asset can also change stages as a result of other triggers, such as having over 30 days arrears (used as a backstop), the occurrence of an early warning indicator, collective SICR assessment, being on a watch list, being under intensive care management, having a substandard internal rating, or being forborne.
Market risk
Introduction (*)
Market risk is the risk that movements in market variables, such as interest rates, equity prices, foreign exchange rates, credit spreads, and real-estate prices negatively impact the bank’s earnings, capital, market value, or liquidity position. Market risk either arises through positions in banking books or trading books.
The banking book positions are intended to be held for the long term (or until maturity) or for the purpose of hedging other banking book positions.
The trading book positions are typically held with the intention of short-
term trading or to hedge other positions in the trading book. Policies and processes are in place to monitor the inclusion of positions in either the trading or banking book as well as to monitor the transfer of risk between the trading and banking books.
The following sections elaborate on the various elements of the risk management framework for:
▪Market risk in banking books;
▪Market risk in trading books; and
▪Market risk capital.
Market risk in banking books (*)
ING distinguishes between the trading and banking (non-trading) books.
Positions in banking books originate from the market risks inherent in commercial products that are sold to clients, Group Treasury exposures, and from the investment of our own funds (core capital). Both the commercial products and the products used to hedge related market-risk exposures are intended to be held until maturity, or at least for the long term.
Risk transfer (*)
Market risks in the banking book are managed via the risk transfer process.
In this process the interest rate, FX, funding, and liquidity risks are transferred from the commercial books through matched funding or replication to Group Treasury, where they are centrally managed. The scheme below presents the transfer and management process of market risks in the banking books.
Risk measurement (*)
The main concepts and metrics used for measuring market risk in the banking book are described below per risk type.
Interest rate risk in banking book (*)
Interest rate risk in the banking book is defined as the exposure of a bank’s earnings, capital, and market value to adverse movements in interest rates originated from positions in the banking book.
ING centralises interest rate risk management from commercial books
(that capture the products sold to clients) to globally managed interest rate risk books. This enables a clear demarcation between commercial business results and results based on unhedged interest rate positions.
ING distinguishes between three types of activities that generate interest rate risk in the banking book:
▪Investment of own funds;
▪Commercial business; and
▪Group Treasury exposures, including strategic interest rate positions.
Group Treasury is responsible for managing the investment of own funds
(core capital). Capital is invested for longer periods to contribute to stable earnings within the risk appetite boundaries set by ALCO Bank.
Commercial activities can result in linear interest rate risk due to different re-pricing properties of assets and liabilities. Also, interest rate risk can arise from customer behaviour and/or convexity risk, depending on the nature of the underlying product characteristics.
To determine interest rate risk in specific products (such as savings or mortgages) certain assumptions may need to be applied. Customer behaviour risk is defined as the potential future loss (value) arising from deviations between actual client behaviour and the modelled behaviour regarding embedded options within commercial products. General sources of customer behaviour risk include, among other things, the state of the economy, competition, changes in regulation, legislation and tax regime, developments in the housing market, and interest rate developments.
From an interest rate risk perspective, commercial activities can typically be divided into the following main product types: savings and current accounts (funds entrusted), demand deposits, mortgages, and loans.
Savings and demand deposits are generally invested in such a way that both the value is hedged and the sensitivity of the margin to market interest rates is minimised. This is achieved by creating the investment profile distributed from short term to long term, which dampens the immediate impact from changes in the market rates and stabilises margin in the longer horizon. Interest rate risk is modelled based on the stability of deposits and the pass-through rate. This takes account of different elements, such as pricing strategies, volume developments, and the level and shape of the yield curve.
In determining the interest rate profile of mortgages, prepayment or other embedded optionality can be an important risk driver. In modelling this risk, both interest-rate-dependent prepayments and constant
prepayments are considered. Next to a dependence on interest rates, modelled prepayments may include other effects such as loan-to-value, seasonality, and the reset date of the loan. In addition, the interest sensitivity of embedded offered rate options is typically considered.
Wholesale Banking loans typically do not experience interest-rate-
dependent prepayment behaviour, as these are mostly floating rate products. These portfolios are match-funded, taking the constant prepayment model into account, and typically do not contain significant convexity risk. Wholesale Banking loans can have an all-in rate floor or a floor on a reference rate.
Customer behaviour in relation to mortgages, loans, savings, and demand deposits is modelled based on extensive analysis of historical data.
However, the substantial fluctuations in the interest rate environment in recent years make the analysis more challenging than before and may increase model risk. Models are backtested and updated when deemed necessary, at least annually. Model parameters and the resulting risk measures are approved by (local) ALCO, and are closely monitored on a monthly basis.
Linear risk transfers take place from commercial business books to the treasury book (Group Treasury), if necessary, by using estimations of customer behaviour. The originating commercial business is ultimately responsible for estimating this customer behaviour, leaving convexity risk and (unexpected) customer behaviour risk with the commercial business.
Risk measurement and the risk transfer process take place at least monthly. If deemed necessary, additional risk transfers can take place.
The commercial business manages the convexity risk that is the result of products that contain embedded options, like mortgages. Here the convexity risk is defined as the optionality effects in the value due to interest rate changes, excluding the first-order effects. In some cases, convexity risk is hedged by treasury using cap/floor contracts and swaptions.
NII at Risk (*)
The NII-at-Risk measures the impact of changing interest rates on the forecasted net interest income (before tax) of the banking book, excluding the impacts of credit spread sensitivity, fees, and fair value impact. Future projected balance sheet developments (dynamic plan) are included in this risk metric. NII-at-Risk provides insight into the sensitivity of ING’s NII under shocked interest rate scenarios against what is projected in a base case scenario.
In its risk management, ING monitors the NII-at-Risk under a three-year time frame. Interest rates are shocked during the first year of analysis through the gradual application of shock. The rate changes considered encompass both upward and downward scenarios, as well as both parallel
(equal movements across the yield curve) and non-parallel scenarios.
The impact of changing interest rates on ING’s NII is predominantly caused by the following factors:
▪Change in returns of (re)investments of client deposits;
▪Change in client deposit rates (mainly savings), (partially) tracking changes in market interest rates;
▪Change in the amortisation profile of mortgages, due to an increase or decrease in expected prepayments;
▪Higher/lower returns of (re-)investments of core capital investment;
▪Open interest rate positions, leading to changes in return because of different market rates; and
▪Assumed volume development of the balance sheet in line with ING’s dynamic plan.
For projecting the change in client deposit rates, ING uses a client rate model that describes the relation between market interest rates and client deposit rates. The model is calibrated under a range of interest rate scenarios. Per scenario, the actual change in client deposit rates may deviate from this calibrated model. The actual NII development of customer deposits may, indeed, differ from the provided scenarios, depending on, among other things, actual interest rate and savings client rate evolution, as well as changes to ING’s balance sheet composition, such as net deposit growth and relative share of savings deposits and non-
remunerated current accounts.
The NII-at-Risk figures in the table below represent a parallel, linear interest rate shift over one year (‘ramped’) based on the assumption that balance sheet developments follow ING’s dynamic plan within a one-year horizon.
The NII-at-Risk is mainly influenced by the difference in the sensitivity between client liabilities and client assets and investments to rate changes. The primary factor of NII-at-Risk are the investments of current accounts, while the investments of own funds have a marginal effect, as only a relatively small portion needs to be (re)invested within a one-year period.

NII-at-Risk banking book per currency - year one (*)
in EUR million	2025		2024
	Ramped, floored		Ramped, floored
	parallel ▼	parallel ▲	parallel ▼	parallel ▲
By currency
Euro	-182	205	-146	160
US dollar	1	-1	-4	5
Other	-74	94	-2	21
Total	-254	298	-153	186
EUR ramped (floored at -100bps) is at +/- 120bps in 1 year
USD ramped (floored at -100bps) is at +/- 120bps in 1 year
The change in NII under declining and upward interest rate scenarios may not be equal. This is due to different expected reactions in prepayment behaviour of mortgages and different pricing developments of commercial loans and deposits products (mainly savings). This is caused by embedded options, explicit or implicit pricing floors, and other (assumed) pricing factors.
The metrics mentioned above are internal metrics, which therefore deviate from the regulatory NII SOT metric. Both internal and regulatory measures are part of the bank's risk appetite framework and are actively managed.
Year-on-year variance analysis (*)
In 2025, ING maintained its dynamic hedging strategy, transferring interest rate risk from business units to Group Treasury, where it was subsequently hedged in financial markets, resulting in overall limited sensitivity of NII at Risk (NIIaR) compared to ING’s total net interest income.
Year-on-year NIIaR increase by €100 million under a parallel down (worst case) scenario, is primarily driven by revised repricing assumptions and positions taken by treasury.
Net present value (NPV) at Risk (*)
NPV-at-Risk measures the impact of changing interest rates on the value of the positions in the banking book and it is defined as the outcome of an instantaneous increase or decrease in interest rates from applying currency-specific scenarios. The metric primarily reflects the impact of interest rate fluctuations on the bank’s strategic interest rate positions
(e.g. investments of own funds), as well as on the savings and mortgage portfolios. While strategic positions typically adjust proportionally with changing rates, the savings and mortgage products exhibit more complex behavior due to embedded optionalities. Customers can prepay or reallocate their balances, resulting in non-linear value changes. As a result, these portfolios may incur value losses both when interest rates increase and decrease, contributing to the asymmetric NPV-at-Risk pattern highlighted in the annual report.
The full value impact cannot be directly linked to the financial position or profit or loss account, as fair value movements in banking books are not necessarily reported through the profit or loss account or through other comprehensive income (OCI). The changes in value are expected to materialise over time in the profit and loss account if interest rates develop according to forward rates throughout the remaining maturity of the portfolio. The majority of the risk comes from the investments of own funds and from positions exhibiting negative convexity due to embedded optionality (most notably variable rate savings and fixed rate mortgages).
The metrics mentioned above are internal metrics, which therefore deviate from the regulatory EVE SOT metric. Both internal and regulatory measures are part of the bank’s risk appetite framework and are actively managed.

NPV-at-Risk banking books per currency (*)
in EUR million	2025		2024
	floored		floored
	parallel ▼	parallel ▲	parallel ▼	parallel ▲
By currency
Euro	1,319	-2,593	154	-1,613
US dollar	273	-265	274	-266
Other	269	-267	321	-329
Total	1,862	-3,125	749	-2,208
EUR (floored at -100bps) is at +/- 120bps
USD (floored at -100bps) is at +/- 120bps
Year-on-year variance analysis (*)
The overall NPV sensitivity increased considerably compared to the previous year. The parallel up scenario continues to represent the worst-
case outcome, and the calculation shock for the primary currencies (EUR and USD) was maintained at 120 basis points, consistent with the level used in 2024. Year-over-year variations are explained by the evolving balance sheet composition, movements in interest rates, and shifting market expectations.
The impact of the benchmark rate reform (*)
In line with the recommendations of the Financial Stability Board, a fundamental review of important interest rates benchmarks has been undertaken. Some interest rate benchmarks have been reformed, while others have or will be replaced by risk-free rates and discontinued.
In 2025, the benchmark rate reform of only one reference rate, to which
ING has significant exposures as at 31 December 2025, was continuing (i.e.
WIBOR in Poland).
On 24 January 2025, the Steering Committee of the National Working
Group (NWG SC) in Poland selected POLSTR (Polish Short Term Rate) as the ultimate interest rate benchmark to replace WIBOR. POLSTR is calculated based on unsecured deposits of Credit and Financial Institutions and is expected to replace WIBOR by 31 December 2027.
In April 2025, the NWG SC published the updated transition roadmap of the replacing process of WIBOR and announced in June 2025 that the official determination of the POLSTR has started.
During the second half of 2025, the NWG SC approved several
recommendations for products based on POLSTR, and informed that
POLSTR has been applied for the first time in the domestic financial market on 1 September 2025. Therefore, POLSTR gained a status of a benchmark in accordance with the requirements of the EU Benchmark Regulation.
On 30 September 2025, the benchmark administrator GPW Benchmark
S.A, published the decision to cease providing the WIBOR reference rate for various tenors in phases, between the end of 2025 and the end of 2026.
On 21 November 2025, the Ministry of Finance (of Poland) conducted the first pilot issuance of treasury bonds linked to the POLSTR benchmark during a sale auction.
Other important milestones of the process are planned in subsequent years, including the construction of a market for financial products based on the new benchmark and achieving regulatory and operational readiness of all market participants to offer and operate these financial products.
Due to the discontinuation of WIBOR, ING, its customers, and in general those market participants with exposure to this benchmark rate will be faced with a number of risks. These risks include legal, financial, operational, reputational, and conduct risk. The WIBOR rates are used in several of our lending and derivative products, and hence a project team has been established to manage the transition. The WIBOR transition is especially important for our Polish subsidiary (ING Bank Śląski S.A.) with a significant amount of Polish zloty-denominated assets and liabilities including derivatives that are continuously rebalanced to hedge the risk exposures.
The tables below summarise the approximate gross exposure of ING that has yet to transition related to WIBOR, excluding exposures expiring before the transition date of 31 December 2027.

Non-derivative financial instruments to transition from WIBOR to POLSTR (*)
	Financial assets non-derivative	Financial liabilities non- derivative	Off-balance sheet commitments
in EUR million	Carrying value	Carrying value	Nominal value
31 December 2025	25,333	360	2,301
31 December 2024	19,202	134	1,544

Derivative financial instruments to transition from WIBOR to POLSTR (*)
	31 December 2025	31 December 2024
in EUR million	Nominal value	Nominal value
WIBOR	196,133	110,189
See sections 1.5.4 of Note 1 ‘Basis of preparation and material accounting policy information’ for information on the Phase 1 amendments to IFRS.
As at 31 December 2025, Phase 1 reliefs are applicable to WIBOR indexed fair value and cash flow hedge accounting relationships as there is uncertainty arising from the WIBOR reform with respect to the timing and the amount of the underlying cash flows that the Group is exposed to.
Therefore, for WIBOR financial instruments designated in hedge accounting the applicable Phase 1 reliefs will continue to apply until the relevant contract is modified. At that point in time, the reliefs of Phase 2 amendments to IFRS will become applicable.
Following the Phase 1 reliefs that allow ING to continue applying hedge accounting, ING has to assume that the WIBOR-based cash flows from the hedging instrument and hedged item will remain unaffected for the affected fair value and cash flow hedge relationships. In addition, for the forecast transactions that are subject to cash flow hedge accounting, under the Phase 1 reliefs ING has to assume that the WIBOR benchmark on which the hedged cash flows are based is not altered as a result of the reform and, therefore, the forecast transactions still meet the highly probable requirement.
The total gross notional amounts of hedging instruments that are used in
ING’s hedge accounting relationships for which the Phase 1 amendments to IAS 39 were applied are:

Notional amounts of hedging instruments from WIBOR to POLSTR (*)
	31 December 2025	31 December 2024
in EUR million	Nominal value	Nominal value
WIBOR	97,492	99,663
As at 31 December 2025, 50% (31 December 2024: 32%) of the notional amounts have a maturity date beyond 31 December 2027. The notional amounts of the derivative hedging instruments provide a close approximation of the extent of the risk exposure ING manages through these hedging relationships.
Credit spread risk in banking books (CSRBB) (*)
Credit spread risk is defined as risk driven by the changes of the market price for credit risk, for liquidity and potentially other characteristics of credit-risky instruments, which is not captured by another existing prudential framework such as Interest Rate Risk in Banking Book or by expected credit/(jump-to-) default risk. The CSRBB framework is implemented based on EBA Guidelines. Metrics used are NPV-at-Risk, NII-
at-Risk and Market Value Changes-at Risk and view the positions across different accounting treatments.
Credit spread risk is not part of the internal risk transfer towards Group
Treasury and therefore remains in the business unit it originated in. Group
Treasury itself is also an important driver of credit spread risk via its high-
quality liquid assets (HQLA) investment portfolio and issuance activities.
Risk appetite limits are set on a combination of metrics and accounting scopes and are cascaded to local ALCOs depending on the type of limit and materiality. Metrics and limits are monitored and reported monthly to global and local risk committees, and various stakeholders.
Foreign exchange (FX) risk in banking books (*)
FX exposures in banking books result from core banking business activities
(business units doing business in currencies other than their base currency), foreign currency investments in subsidiaries (including realised net profit and loss), and strategic equity stakes in foreign currencies. The policy regarding these exposures is briefly explained below.
Core banking business (*)
Every business unit hedges the FX risk resulting from core banking business activities into its base currency to prevent volatility in profit and loss. Consequently, assets and liabilities are matched in terms of currency, within certain friction limits.
FX translation (*)
ING’s strategy is to protect the CET1 ratio against adverse impact from FX rate fluctuations, while limiting the volatility in the profit and loss account due to this CET1 hedging and limiting the RWA impact under the regulatory framework. Currency exposure of Return on Equity is also considered. Hedge accounting is applied to the largest extent possible.
Taking this into account, the CET1 ratio hedge can be achieved by deliberately taking foreign currency positions equal to certain target positions, such that the CET1 capital and risk-weighted assets are equally sensitive in relative terms to changing FX rates.
Risk profile – FX translation (*)
The following table presents the currency exposures in the banking books for the most important currencies for the FX translation result. Positive figures indicate long positions in the respective currency. As a result of the strategy to hedge the CET1 ratio, an open structural FX exposure exists.
To measure the volatility of the CET1 ratio from FX rate fluctuations, different metrics are used, including the CET1 Ratio-at-Risk. The impact is controlled via the Solvency and Financial Risk RAS.

Foreign currency exposures banking books (*)
in EUR million	Foreign Investments		Hedges		Net exposures
	2025	2024	2025	2024	2025	2024
US Dollar	9,698	11,251	-4,500	-4,823	5,198	6,429
Pound Sterling	1,584	1,674	-515	-484	1,069	1,190
Polish Zloty	4,652	4,292	-2,009	-1,616	2,643	2,677
Australian Dollar	3,307	3,373	-1,933	-2,161	1,374	1,212
Turkish Lira	469	557	0	0	469	557
Chinese Yuan	2,015	2,439	1	-830	2,016	1,609
Russian Rouble	597	396	0	0	597	396
Romanian Leu	913	913	-228	-176	685	736
Thai Baht	1,307	1,266	-829	-838	478	428
Other currency	3,032	3,346	-1,995	-2,748	1,036	599
Total	27,573	29,509	-12,008	-13,675	15,565	15,834
1.The FX sensitivity is expressed as the FX spot equivalent position.
EBA Structural FX guidelines
In line with the EBA guidelines on Structural FX, upon permission from the competent authorities, certain currency positions are being excluded from the calculation of net open currency positions under CRR article 352(2).
The resulting impact is presented in the Pillar 3 disclosure.
Equity price risk in banking books (*)
ING maintains a portfolio with substantial equity exposure in its banking books.
Risk profile (*)
Equity price risk arises from the possibility that an equity security’s price will fluctuate, affecting the values of the equity security itself as well as other instruments whose values react similarly to the particular security, a defined basket of securities, or a securities index. ING’s equity exposure mainly consists of the investments in associates and joint ventures of
€1,607 million (2024: €1,679 million) and equity securities held at fair value through other comprehensive income (FVOCI) of €2,607 million (2024:
€2,562 million). The value of equity securities held at FVOCI is directly linked to equity security prices with increases/decreases being recognised in the revaluation reserve.
Investments in associates and joint ventures are measured in accordance with the equity method of accounting, and the balance sheet value is therefore not directly linked to equity security prices. The equity sensitivity is expressed as the equity position.
Year-on-year variance analysis (*)
In 2025, the revaluation reserve equity securities decreased by €372 million from €1,816 million to €1,444 million due to revaluation of the shares in Bank of Beijing with €-403 million. In 2025, the equity securities at fair value through OCI increased by €45 million mainly due to increased stake in Van Lanschot Kempen.

Revaluation reserve equity securities at fair value through other comprehensive income (*)
in EUR million	2025	2024
Positive remeasurement	1,456	1,820
Negative remeasurement	-12	-4
Total	1,444	1,816
Market risk in trading books (*)
Within the trading portfolios, the positions are maintained in the financial markets. These positions are often a result of transactions with clients and may benefit from short-term price movements. In 2025, ING continued its strategy of undertaking trading activities to develop its client-driven franchise and deliver a differentiating experience by offering multiple market and trading products.
With respect to the trading portfolios, Trading Risk Management (TRM)
focuses on the management of market risks of Wholesale Banking (mainly
Financial Markets) as this is the only business line within ING where trading activities take place. Trading activities include facilitation of client business and market making. TRM is responsible for the development and implementation of trading risk policies and risk measurement methodologies, and for reporting and monitoring risk exposures against approved trading limits. TRM also reviews trading mandates and global limits, and performs the gatekeeper role in the product review process
(PARP).
Risk measurement (*)
ING uses a comprehensive set of methodologies and techniques to measure market risk in trading books: Value at Risk (VaR) and Stressed
Value at Risk (SVaR), Incremental Risk Charge (IRC), and stress testing.
Systematic validation processes are in place to validate the accuracy and internal consistency of data and parameters used for the internal models and modelling processes.
Value at Risk (*)
TRM uses the historical simulation VaR methodology (HVaR) as its primary risk measure. The HVaR for market risk quantifies, with a one-sided confidence level of 99 percent, the maximum overnight loss that could occur in the trading portfolio of ING due to changes in risk factors (e.g.
interest rates, equity prices, foreign exchange rates, credit spreads, implied volatilities), considering the positions remain unchanged for a time period of one day.
Next to general market movements in these risk factors, HVaR also takes into account market data movements for specific moves in, for example, the underlying issuer or securities. A single model which diversifies general and specific risk is used. In general, a full revaluation approach is applied, while for a limited number of linear trading positions and risk factors in commodity and equity risk classes, a sensitivity-based approach is applied.
The potential impact of historical market movements on today’s portfolio is estimated, based on equally weighted observed market movements of the previous year (260 business days). When simulating potential movements in risk factors, depending on the risk factor type, either an absolute or a relative shift is used.
The data used in the computations is updated daily. ING uses HVaR with a one-day horizon for internal risk measurement, management control, and backtesting, and HVaR with a 10-day horizon for determining regulatory capital. To compute HVaR with a 10-day horizon, the one-day risk factor shifts are scaled by the square root of 10 and then used as an input for the revaluation. The same model is used for all legal entities within ING with market risk exposure in the trading portfolio.
Limitations (*)
HVaR has some limitations: it uses historical data to forecast future price behaviour, but future price behaviour could differ substantially from past behaviour. Moreover, the use of a one-day holding period (or 10 days for regulatory capital calculations) assumes that all positions in the portfolio can be liquidated or hedged in one day. In periods of illiquidity or market events, this assumption may not hold. Also, the use of a 99 percent confidence level means that HVaR does not take into account any losses that occur beyond this confidence level.
Backtesting (*)
Backtesting is a technique for the ongoing monitoring of the plausibility of the HVaR model in use. Although HVaR models estimate potential future trading results, estimates are based on historical market data. In a backtest, the actual daily trading result (excluding fees and commissions) is compared with the one-day HVaR.
In addition to using actual results for backtesting, ING also uses hypothetical results, which exclude the effects of intraday trading, fees, and commissions. When an actual or a hypothetical loss exceeds the HVaR, an
‘outlier’ occurs. Based on ING’s one-sided confidence level of 99 percent, an outlier is expected once in every 100 business days.
On an overall level in 2025, there was one outlier for hypothetical P&L and zero outliers for actual P&L. The hypothetical outlier occurred in the first quarter of 2025, mainly driven by higher EUR rates due to anticipated changes in German fiscal policy.
Stressed HVaR (*)
The stressed HVaR (SVaR) is intended to replicate the HVaR calculation that would be generated on the bank’s current portfolio with inputs calibrated to the historical data from a continuous 12-month period of significant financial stress relevant to the bank’s portfolio.
To calculate SVaR, ING uses the same model that is used for 1DHVaR, with a
10-day horizon. The data for the historical stress period used currently includes the height of the credit crisis around the fall of Lehman Brothers
(2008-2009), and this stressed period selection is reviewed annually. The historical data period is chosen so that it gives the worst-scenario loss estimates for the current portfolio. The same SVaR model is used for management purposes and for regulatory purposes. The same SVaR model is used for all legal entities within ING with market risk exposure in the trading portfolio.
Incremental risk charge (*)
The incremental risk charge (IRC) for ING is an estimate of the default and migration risks for credit products (excluding securitisations) in the trading book, over a one-year capital horizon, with a 99.9 percent confidence level.
Trading positions (excluding securitisations) of ING, which are subject to specific interest rate risk included in the internal model approach for market risk regulatory capital, are in scope of the IRC model. By model choice, equity is excluded from the model. For the calculation of IRC, ING performs a
Monte Carlo simulation based on a multi-factor t-copula. In the multi-factor
IRC model the supervisory asset correlations are no longer applicable and the calibration of the correlations is based on historical market data. The rating change is simulated for all issuers over the different liquidity horizons
(i.e. time required to liquidate the position or hedge all significant risks)
within one year. Movements across different rating categories and probabilities of default are governed by a credit-rating transition matrix. An internal transition matrix along with internal LGDs is used, to comply with the consistency requirement. The financial impact is then determined for the simulated migration to default, or for the simulated migration to a different rating category, based on LGD or credit spread changes, respectively.
The liquidity horizon has been set to the regulatory minimum of three months for all positions in scope. ING reviews the liquidity horizons on a yearly basis, based on a structured assessment of the time it takes to liquidate the positions in the trading portfolio.
Stress testing and event risk (*)
Stress testing is a valuable risk management tool. In addition to the bank-
wide stress-test framework as described in the stress-testing section,
Trading Risk Management performs stress tests specific to the trading book with various frequencies. The trading book stress tests evaluate the impact on the bank’s trading book under severe but plausible stress scenarios, using a full revaluation approach. The framework is based on historical as well as hypothetical scenarios. The stress result is an estimate of the profit and loss caused by a potential event and its worldwide impact for ING. The results of the stress tests are used for decision-making, aimed at maintaining a financially healthy going-concern institution after a severe event occurs.
In stress scenarios, shocks are applied to prices (credit spreads, interest rates, equity, commodities, and FX rates) and volatilities. Depending on the type of the stress test, additional scenario assumptions can be made, for example on correlations, dividends, or recovery rates. The structural scenarios are defined to cover market moves in various directions and capture different asset class correlations. Scenarios are calculated using a full revaluation approach. The worst scenarios are determined for each product line, business line, and super business line, and compared against limits.
Sensitivities (*)
As part of the risk monitoring framework, TRM actively monitors the sensitivities of the trading portfolios. Sensitivities measure the impact of movements in individual market risk factors (foreign exchange rates, interest rates, credit spreads, equity and commodity prices) on profit and loss results of the trading positions and portfolios.
The following tables show the five largest trading positions in terms of sensitivities to foreign exchange, interest rate, and credit spread risk factor movements. These largest exposures also reflect concentrations of risk in
FX risk per currency, interest rate risk per currency, and credit spread risk per country, rating, and sector. Due to the nature of the trading portfolios, positions in the portfolios can change significantly from day to day, and sensitivities of the portfolios can change daily accordingly.

Most important foreign exchange year-end trading positions (*)
in EUR million	2025		2024
Foreign exchange		Foreign exchange
US Dollar	-260	US Dollar	-93
Turkish Lira	229	Turkish Lira	84
Chinese Yuan	88	Korean Won	62
Japanese Yen	-49	Japanese Yen	61
Romanian Leu	42	Chinese Yuan	-37

Most important interest rate and credit spread sensitivities at year-end (*)
in EUR thousand	2025		2024
Interest rate (BPV) [1]		Interest rate (BPV) [1]
Euro	-312	Euro	-799
US Dollar	-161	US Dollar	-198
British Pound	-133	British Pound	-189
Japanese Yen	133	Korean Won	-54
Philippine Peso	-98	Philippine Peso	-54

Credit spread (CSO1) [2]		Credit spread (CSO1) [2]
France	178	United States	193
United Kingdom	111	Netherlands	-165
Netherlands	75	France	-113
Indonesia	-63	Poland	69
South Korea	63	Germany	49
1.Basis point value (BPV) measures the impact on value of a one basis point increase in interest rates.
2.Credit spread sensitivity (CS01) measures the impact on value of a one basis point increase in credit spreads. Exposures to supranational institutions are not assigned to a specific country.

Credit spread sensitivities per risk class and sector at year-end (*)
	2025		2024
in EUR thousand	Corporate	Financial institutions	Corporate	Financial institutions
Credit spread (CSO1) [1]
Risk classes
1 (AAA)	-2	-19	-2	-118
2–4 (AA)	26	-13	-44	-27
5–7 (A)	64	-37	49	-246
8–10 (BBB)	191	-54	93	-76
11–13 (BB)	38	-14	38	-13
14–16 (B)	56	8	23	-12
17–22 (CCC and NPL)	6	4	4	2
Total	378	-124	162	-489
[1]Credit Spread Sensitivity (CS01) measures the impact on value of a 1 basis point increase in credit spreads.
Funding and liquidity risk
Introduction (*)
Funding and liquidity (F&L) risk is the risk that ING or one of its subsidiaries cannot meet their financial obligations upon their maturity date at a reasonable cost and in a timely manner. ING incorporates funding and liquidity risk management in its business strategy and has established a funding and liquidity risk framework to manage these risks within pre-
defined boundaries.
The following sections elaborate on the various elements of funding and liquidity risk:
▪Funding and liquidity risk framework;
▪Funding and liquidity risk management strategy and objectives;
▪Funding and liquidity adequacy and risk appetite;
▪Funding and liquidity risk indicators;
▪Liquidity stress testing; and
▪Contingency funding planning.
Funding and liquidity risk framework (*)
Macroeconomic and market environments are important considerations in
ING’s F&L framework. The macroeconomic environment is comprised of various exogenous factors over which ING has no control, but which may have a material impact on ING’s F&L position. Exogenous factors analysed on a regular basis include:
▪performance of global and local macroeconomic indicators, e.g. shifts in gross domestic product, inflation rates, unemployment rates, and public deficit/surplus;
▪developments and risks arising from geopolitical tensions and trends;
▪monetary policy with a focus on the alternative monetary measures employed by central banks in recent years as a result of the global energy crisis and periods of high inflation; and
▪regulatory requirements, e.g. understanding the changing regulatory landscape as well as the impact of ING’s actions on existing regulatory boundaries.
The strategic ambitions of ING, together with the design and execution of the funding plan, are assessed under both current and projected market conditions. An emphasis is placed on understanding overall market trends and developments, credit rating changes, and peer comparisons.
The EB, MBB, and staff departments from the CRO and CFO domains, as well as Group Treasury, have oversight of, and are responsible for, managing funding and liquidity risks.
Funding and liquidity management strategy and objectives (*)
The main objective of ING’s funding and liquidity risk management is to maintain sufficient liquidity to fund the commercial activities of ING both under normal and stressed market circumstances across various locations, currencies and tenors.
ING’s funding consists mainly of retail and corporate deposits contributing to 53 percent and 22 percent of total funding, respectively. These funding sources provide a stable funding base. The remainder of the required funding is attracted primarily through a combination of long-term and short-term professional funding. Group Treasury manages the professional funding in line with the F&L risk appetite with the aim of ensuring a sufficiently diversified and stable funding base.ING’s long-term professional funding is diversified across maturities and currencies. The main portion of long-term professional funding is euro and
US dollar denominated, which is in line with the currency composition of customer lending.
Funding and liquidity adequacy and risk appetite (*)
ING identifies key drivers of short-term and future liquidity and funding needs on an ongoing basis through the periodic risk-identification process.
Taking into consideration the identified risk drivers, ING regularly assesses its current and future liquidity adequacy and, if deemed necessary, takes action to further improve ING’s liquidity position and maintain sufficient counterbalancing capacity. A Liquidity Adequacy Statement is formulated on a regular basis to substantiate and reflect the management view on the current funding and liquidity position as well as the potential future challenges. The Liquidity Adequacy Statement is an important part of
ING’s Internal Liquidity Adequacy Assessment Process (ILAAP).
Additionally, ING completes ad-hoc funding and liquidity assessments if deemed necessary.
ING assesses its F&L adequacy through three lenses – stress, economic, and normative:
▪Through the stress lens, ING evaluates its ability to withstand periods of prolonged F&L stress for both normative and economic requirements.
Limits under idiosyncratic, market-related, combined idiosyncratic and market-related, and climate risk scenarios, which lead to customer deposit outflows, deterioration of access to funding markets, and lower liquidity value of counterbalancing capacity are evaluated.
▪Through the economic lens, ING assesses the extent to which its customers, professional counterparties, and investors are comfortable to provide deposits and funding in the tenors, currencies, and instruments necessary to sustainably fund the business (intraday, short-term, and long-term) in a going-concern situation.
▪Through the normative lens, ING ascertains that the bank is in the position to meet current and future domestic and host regulatory requirements.
For each lens, ING has established a related set of risk appetite statements, which define ING’s risk appetite, commensurate with the principles of liquidity adequacy.
The F&L risk appetite statements are translated into metrics with appropriate boundaries and instruments which are used to regularly measure and manage ING’s funding and liquidity risk. The risk appetite with respect to the stress lens aims to have sufficient counterbalancing capacity under various internally defined stress scenarios. Regarding the economic perspective, an internally defined stable funding to loans (SFtL)
ratio and stable funding surplus (SFS) metric (supplemented by other metrics) is used to stimulate a diversified funding base and to prevent overreliance on professional funding. Finally, the liquidity coverage ratio
(LCR) and the net stable funding ratio (NSFR) regulatory metrics are monitored in terms of both ING’s risk appetite and normative requirements.
Liquidity stress testing (*)
Funding and liquidity stress testing forms part of the overall F&L framework. It allows ING to examine the effects of exceptional but plausible future events on ING’s funding and liquidity position and provides insight into which entities, business lines, or portfolios are vulnerable to which types of risk drivers or scenarios.
The stress-testing framework encompasses the funding and liquidity risks of the consolidated balance sheet of ING Group, including all entities, business lines as well as on- and off-balance sheet positions. The net liquidity position (NLP) is the main stress-testing measure and is measured at different time buckets.
The stress-testing framework considers idiosyncratic, market-wide, combined (idiosyncratic and market-wide) and climate-stress scenarios.
The design of the framework is based on empirical evidence supplemented by expert judgment. The framework can be extended to additional ad-hoc scenarios. For example, it can be used as input for firm-wide stress testing and reverse stress testing.
Outcomes of the stress tests are considered in the key aspects of ING’s F&L risk framework and F&L risk management, including:
▪Risk Appetite Framework (through risk appetite statements);
▪Risk identification and assessment;
▪Monitoring of the liquidity and funding position;
▪Business actions (if needed);
▪Contingency funding plan; and
▪Early-warning indicators.
The funding and liquidity stress-testing framework is also subject to regular internal validation by model validation.
In line with supervisory expectations, ING’s liquidity position is stress tested on (at minimum) a monthly basis using scenarios that form part of the
F&L risk appetite statement. The results of all internal stress scenarios are monitored and assessed on a monthly basis. In addition, ad-hoc scenarios based on current economic and market developments are run to determine their potential impacts on the funding and liquidity position of
ING.  In 2025, this included stress-test scenarios assessing the impact of a shutdown of US short- and long-term funding markets and FX markets.
The internal stress scenarios and their corresponding results serve as input in the decision on holding additional contingency measures.
Contingency funding planning (*)
ING’s contingent F&L risks are addressed in its Contingency Capital and
Funding Plan (CCFP). The objectives of the CCFP include:
▪Establishment of a monitoring framework to detect approaching contingent events as well as their impact on ING’s F&L position;
▪Provision of a plan for responding to various and increasing levels of a bank’s liquidity and capital shortfall under adverse and stressed conditions;
▪Designation of management responsibilities, crisis communication methods and channels, and reporting requirements;
▪Identification of contingent capital and liquidity sources under escalating adverse and stressed conditions; and
▪Description of the steps needed to ensure the bank’s capital and liquidity sources are sufficient to fund scheduled operating requirements and meet the institution’s commitments, with minimal costs and disruption.
The contingency funding measures are developed in conjunction with the
ING Recovery Plan and are reviewed and tested on a regular basis.